UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

         Investment Company Act file number      811-06566
                                           -------------------------------

                           Phoenix Multi-Series Trust
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
       -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ----------------

                   Date of fiscal year end: October 31, 2003
                                           ---------------------

                   Date of reporting period: October 31, 2003
                                            --------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

> OCTOBER 31, 2003

GOODWIN

Phoenix-Goodwin Multi-Sector Fixed Income Fund

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                         [GRAPHIC OMITTED]
                                                          DO YOU WANT TO
                                                          STOP RECEIVING
                                                       FUND DOCUMENTS BY MAIL?

                                                                GO TO
                                                       PHOENIXINVESTMENTS.COM,
                                                         LOG IN AND SIGN UP
                                                           FOR E-DELIVERY








[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD.
                  COMMITTED TO INVESTOR SUCCESS(SM)

 MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

[PHOTO OMITTED]

      With this writing, events in the news have reflected regulatory concern regarding the business conduct of a few mutual fund companies. Your fund's management is continually re-evaluating all of our policies and procedures to ensure that we are not only compliant with regulatory standards, but also conforming to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix Multi-Series Trust annual report. With this writing, we are continuing to witness new signs that our overall economy may be beginning a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund may help you in this effort.

      To learn more about your investments, investing, and the latest industry news, visit PhoenixInvestments.com.


Sincerely,

/S/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

DECEMBER 1, 2003



--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

TABLE OF CONTENTS


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND...............................  3

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND............................ 16

NOTES TO FINANCIAL STATEMENTS................................................ 33



     This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Funds' record and other pertinent information.

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Goodwin Multi-Sector Fixed Income Fund's primary objective is to maximize current income while preserving capital. The Fund is appropriate for investors with a moderate risk tolerance profile who are seeking to maximize current income consistent with preservation of capital by investing in a broadly diversified bond fund. The Fund's duration is market neutral, that is, approximately equal to the benchmark index, the Lehman Brothers Aggregate Bond Index 1.

     Investors should note that the Fund may hold foreign bonds, and foreign investments pose additional risk, such as currency fluctuation, less public disclosure, and political and economic uncertainty. The Fund may also invest in high-yielding fixed-income securities that are generally subject to greater market fluctuations and risk loss of income and principal than are investments in lower-yielding fixed-income securities.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: For the 12 months ended October 31, 2003, the Fund outperformed its peer Lipper group average. Class A shares returned 17.73% versus an average return of 17.40% for a peer universe of 125 funds, according to Lipper, Inc. 2 Class B shares were up 16.84%, and Class C shares gained 16.99%. For the same period, the Lehman Brothers Aggregate Bond Index rose 4.91%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THIS PERIOD?

A: For the 12 months ended October 31, 2003, the U.S. bond market was effected by prolonged periods of near-record interest rate lows. The final months of this period brought substantial volatility as investors assessed the direction of the U.S. economy and debated what action, if any, the Federal Reserve Board would take. The volatility was somewhat hidden by the slight change of -0.15% registered by the Lehman Aggregate Bond Index for the third quarter of 2003. Rates increased slightly, while the yield curve remained steep, reinforcing expectations in the bond market that the economy would improve.

     Many economic statistics improved over this time period, but a job market recovery remained elusive. The ISM Manufacturing Index 3 rose to 54.7 in the month of August, showing improvement for the fourth straight month and remaining above 50 for the second month in a row. Any reading above 50 normally signifies expansion in the manufacturing sector. Despite positive overall economic data, debate continued through year-end over whether persistent high unemployment would derail the economic recovery or if hiring would begin to gain momentum.


1 THE LEHMAN BROTHERS AGGREGATE BOND INDEX MEASURES BROAD BOND MARKET TOTAL-RETURN PERFORMANCE.
2 LIPPER,INC. FIXED INCOME FUNDS SUMMARY FOR THE MULTI-SECTOR INCOME FUNDS CATEGORY FOR ONE-YEAR RETURNS FROM 10/31/2002 TO 10/31/2003.
3 THE ISM MANUFACTURING INDEX MEASURES MANUFACTURING ACTIVITY IN THE UNITED STATES AS TABULATED BY THE INSTITUTE FOR SUPPLY MANAGEMENT.
THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

Q: WHAT FACTORS AFFECTED PERFORMANCE?

A: The Fund performed well, aided by its investment in spread sectors. The Fund's use of non-treasury sectors provided an attractive source of income to the Fund. Sectors that continued to help the portfolio into the final four months of the fiscal year included corporate investment grade, corporate high yield, non-dollar, and emerging markets. Representing relatively small percentages of the portfolio, non-agency mortgage backed securities, U.S. Treasury securities, and taxable municipals hurt the Fund's performance. In addition, our more conservative sector allocations (that included less below investment-grade holdings that the average fund in our peer group, according to Lipper, Inc.) resulted in a detraction to overall fund performance.

Q: HOW IS THE PORTFOLIO CURRENTLY POSITIONED?

A: We continue to be opportunistic and have taken some more credit risk in the portfolio due to improved credit fundamentals in the corporate and credit high yield market. We feel that the greatest risk in the fixed income market is interest rate risk, not credit risk, and opportunities continue in many credit-intensive sectors.

                                                                December 1, 2003







THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Goodwin Multi-Sector Fixed Income Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 10/31/03
--------------------------------------------------------------------------------

                                                           5        10       INCEPTION     INCEPTION
                                              1 YEAR     YEARS     YEARS    TO 10/31/03       DATE
                                             --------   -------   -------   -----------   ------------
   Class A Shares at NAV 2                    17.73%     7.57%     6.12%         --                --
   Class A Shares at POP 3                    12.14      6.53      5.60          --                --

   Class B Shares at NAV 2                    16.84      6.75      5.33          --                --
   Class B Shares with CDSC 4                 12.84      6.75      5.33          --                --

   Class C Shares at NAV 2                    16.99      6.78        --        3.39%         10/14/97
   Class C Shares with CDSC 4                 16.99      6.78        --        3.39          10/14/97

   Lehman Brothers Aggregate Bond Index 6      4.91      6.54      6.78        7.00          10/31/97


--------------------------------------------------------------------------------
Growth of $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

5 This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/93 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                          Phoenix-Goodwin
                           Multi-Sector
                      Fixed Income Fund, Inc.             Lehman Brothers
                             Class A 5                 Aggregate Bond Index 6
10/29/93                      9525                            10000
10/31/94                      9089.24                          9632.98
10/31/95                     10345.5                          11140.6
10/31/96                     11767.6                          11792.1
10/31/97                     12852.2                          12840.6
10/30/98                     11970.8                          14039.4
10/29/99                     12685.6                          14113.9
10/31/00                     13254.8                          15144.1
10/31/01                     13878.3                          17349.2
10/31/02                     14644.4                          18370.2
10/31/03                     17261.2                          19272.0

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/03
--------------------------------------------------------------------------------

As a percentage of bond holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Corporate                   45%
Foreign Government          20
Foreign Corporate           16
Non-Agency Mortage-Backed   10
Municipal                    4
Asset-Backed                 3
Loan Agreements              1
Convertible                  1

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares for ten years. Returns on Class B and Class C shares will vary due to differing sales charges, fees and inception dates.

6 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total-return performance. The index's performance does not reflect sales charges.

   All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Goodwin Multi-Sector Fixed Income Fund

--------------------------------------------------------------------------------
              TEN LARGEST FIXED INCOME HOLDINGS AT OCTOBER 31, 2003
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

     1. Middletown Trust Series C-BR
        11.75%, 7/15/10                                          3.5%
     2. Federal Republic of Brazil PIK Interest
        Capitalization 8%, 4/15/14                               2.4%
     3. Petrobras International Finance Co.
        9.125%, 7/2/13                                           1.6%
     4. First Chicago/Lennar Trust 97-CHL1, D
        7.96%, 4/29/39                                           1.5%
     5. United Mexican States 7.50%, 1/14/12                     1.5%
     6. University of Miami Exchangeable Revenue
        Taxable Series A 7.65%, 4/1/20                           1.5%
     7. Office Depot, Inc. 6.25%, 8/15/13                        1.3%
     8. Crown European Holdings SA 144A
        10.25%, 3/1/11                                           1.3%
     9. Clondalkin Industries plc 10.625%, 1/15/10               1.3%
    10. Government of New Zealand Series 205
        6.50%, 2/15/05                                           1.3%
--------------------------------------------------------------------------------

                         INVESTMENTS AT OCTOBER 31, 2003

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
MUNICIPAL BONDS--4.0%

CALIFORNIA--0.4%
Fresno Pension Obligation Revenue
Taxable 7.80%, 6/1/14................      AAA           $  500       $  609,070

CONNECTICUT--1.9%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 6.91%,
9/1/12(j)............................      AAA            1,400        1,595,384

Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.57%,
9/1/13(b)(j).........................      AAA            1,075        1,199,001
                                                                      ----------
                                                                       2,794,385
                                                                      ----------

FLORIDA--1.5%
University of Miami Exchangeable
Revenue Taxable Series A 7.65%,
4/1/20(j)............................      AAA            2,000        2,193,360

SOUTH DAKOTA--0.2%
Educational Enhancemment Funding
Corp. Revenue Taxable Series A 6.72%,
6/1/25...............................      BBB              337          320,228

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5,355,657)                                           5,917,043
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.8%

Green Tree Financial Corp. 97-4 M1
7.22%, 2/15/29.......................      AA-            1,500        1,002,188

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
Litigation Settlement Monetized Fee
Trust 02-5A 144A 6%, 10/25/32(b).....     Baa(c)         $1,152       $1,032,170

Morgan Stanley ABS Capital 03-NC8N
7.60%, 9/25/33.......................     A-(c)           1,166        1,166,355

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(k)(l)(m).....................       B             2,134        1,024,464

--------------------------------------------------------------------------------
Total Asset-Backed Securities
(Identified Cost $5,370,356)                                           4,225,177
--------------------------------------------------------------------------------

CORPORATE BONDS--42.8%

AUTOMOBILE MANUFACTURERS--1.3%
DaimlerChrysler NA Holding Corp. W.I.
6.50%, 11/15/13......................      BBB              425          429,662

General Motors Corp. 7.125%, 7/15/13(j)    BBB            1,525        1,589,727
                                                                      ----------
                                                                       2,019,389
                                                                      ----------
BROADCASTING & CABLE TV--3.3%
Charter Communication Holdings LLC
Charter Capital Corp. 10%, 5/15/11...      CCC-           1,250        1,028,125

Comcast Cable Communications, Inc.
6.75%, 1/30/11.......................      BBB            1,000        1,108,839

EchoStar DBS Corp. 144A 5.75%,
10/1/08(b)...........................      BB-            1,500        1,501,875

Liberty Media Corp. 5.70%, 5/15/13...      BBB-           1,250        1,224,740
                                                                      ----------
                                                                       4,863,579
                                                                      ----------

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
COMMODITY CHEMICALS--0.3%
Lyondell Chemical Co. 9.50%, 12/15/08       BB-          $  500       $  502,500

COMMUNICATIONS EQUIPMENT--0.9%
DIRECTV Holdings LLC 8.375%, 3/15/13         B            1,250        1,412,500

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.4%
AGCO Corp. 8.50%, 3/15/06............       BB-             550          552,750

CONSUMER FINANCE--1.6%
Capital One Bank 6.50%, 6/13/13(j)...       BB+           1,000        1,032,576

Ford Motor Credit Co. 7.25%,
10/25/11(j) .........................       BBB             875          890,058

General Motors Acceptance Corp.
6.875%, 9/15/11......................       BBB             500          516,581
                                                                      ----------
                                                                       2,439,215
                                                                      ----------
DEPARTMENT STORES--0.8%
Penney (J.C.) Co., Inc. 9%, 8/1/12...       BB+           1,000        1,165,000

DIVERSIFIED COMMERCIAL SERVICES--2.6%
Mobile Mini, Inc. 144A 9.50%, 7/1/13(b)     BB-           1,500        1,650,000

United Rentals North America, Inc. W.I.
144A 7.75%, 11/15/13(b)..............        B+           1,150        1,152,875

United Rentals, Inc. Series B 9.50%,
6/1/08...............................        B+           1,000        1,057,500
                                                                      ----------
                                                                       3,860,375
                                                                      ----------
DIVERSIFIED METALS & MINING--1.0%
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10......................        B-           1,000        1,145,000

Peabody Energy Corp. Series B
6.875%, 3/15/13......................       BB-             375          396,562
                                                                      ----------
                                                                       1,541,562
                                                                      ----------
ELECTRIC UTILITIES--0.7%
Centerpoint Energy Houston Electric
LLC 144A 5.75%, 1/15/14(b)...........       BBB           1,000        1,041,889

ELECTRONIC MANUFACTURING SERVICES--0.7%
Jabil Circuit, Inc. 5.875%, 7/15/10..       BB+           1,000        1,034,512

GAS UTILITIES--0.7%
AmeriGas Partners LP /AmeriGas Eagle
Finance Corp. Series B 8.875%, 5/20/11      BB-           1,000        1,090,000

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
HEALTH CARE DISTRIBUTORS--1.4%
AmerisourceBergen Corp. 8.125%,
9/1/08...............................       BB           $1,000       $1,090,000

Omnicare, Inc. 6.125%, 6/1/13........       BB+           1,000          995,000
                                                                      ----------
                                                                       2,085,000
                                                                      ----------
HEALTH CARE FACILITIES--1.7%
HCA, Inc. 6.30%, 10/1/12.............      BBB-             700          696,421

Service Corp. International 6%,
12/15/05.............................       BB-             300          303,750

Service Corp. International 7.20%,
6/1/06...............................       BB-             700          715,750

Tenet Healthcare Corp. 5.375%,
11/15/06.............................       BB              500          482,500

Tenet Healthcare Corp. 6.375%, 12/1/11      BB              375          349,687
                                                                      ----------
                                                                       2,548,108
                                                                      ----------
HEALTH CARE SERVICES--1.2%
Laboratory Corp. of America Holdings
5.50%, 2/1/13(j).....................      BBB              750          769,319

Team Health, Inc. Series B 12%,
3/15/09..............................       B-            1,000        1,070,000
                                                                      ----------
                                                                       1,839,319
                                                                      ----------
HOMEBUILDING--0.4%
WCI Communities, Inc. 9.125%, 5/1/12        B               550          605,000

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Cincinnati Bell, Inc. W.I. 144A 8.375%,
1/15/14(b)...........................       B-              500          518,125

Verizon Global Funding Corp. 4.375%,
6/1/13(j)............................       A+              500          467,357
                                                                      ----------
                                                                         985,482
                                                                      ----------
INVESTMENT BANKING & BROKERAGE--0.7%
Merrill Lynch & Co., Inc. 5.30%,
9/30/15(j)...........................       A+            1,000        1,003,522

MANAGED HEALTH CARE--1.1%
Coventry Health Care, Inc. 8.125%,
2/15/12(j)...........................       BB+           1,500        1,635,000

METAL & GLASS CONTAINERS--0.4%
Ball Corp. 6.875%, 12/15/12..........       BB              625          654,688


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
MULTI-UTILITIES & UNREGULATED POWER--1.4%
Calpine Corp 144A 8.75%, 7/15/13(b)..       B            $1,000       $  920,000

Williams Cos., Inc. (The) 8.625%,
6/1/10...............................       B+            1,000        1,100,000
                                                                      ----------
                                                                       2,020,000
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION--2.6%
Chesapeake Energy Corp. 8.375%,
11/1/08(j)...........................       BB-           1,000        1,100,000

Denbury Resources, Inc. 7.50%, 4/1/13       B             1,500        1,556,250

Magnum Hunter Resources, Inc. 9.60%,
3/15/12..............................       B+            1,045        1,170,400
                                                                      ----------
                                                                       3,826,650
                                                                      ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--3.0%
GulfTerra Energy Partners LP 144A
6.25%, 6/1/10(b).....................       BB            1,000        1,010,000

GulfTerra Energy Partners LP Series B
8.50%, 6/1/10........................       BB-           1,000        1,095,000

Motiva Enterprises LLC 144A 5.20%,
9/15/12(b)(j)........................       A             1,000          993,500

Premcor Refining Group, Inc. (The)
9.25%, 2/1/10........................       BB-             750          840,000

Tesoro Petroleum Corp. 8%, 4/15/08...       BB              500          532,500
                                                                      ----------
                                                                       4,471,000
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.9%
Middletown Trust Series C-BR 11.75%,
7/15/10(l)(m)........................       A             5,027        5,177,372

Pemex Project Funding Master Trust
9.125%, 10/13/10.....................      BBB-             500          590,625
                                                                      ----------
                                                                       5,767,997
                                                                      ----------
PACKAGED FOODS & MEATS--0.4%
Del Monte Corp. 144A 8.625%,
12/15/12(b)..........................       B               500          555,000

PAPER PACKAGING--0.3%
Smurfit - Stone Container Corp. 8.25%,
10/1/12..............................       B               500          527,500

PHOTOGRAPHIC PRODUCTS--1.3%
Eastman Kodak Co. 7.25%, 11/15/13....      BBB-           1,000        1,021,557

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
Eastman Kodak Co. Series MTNA
3.625%, 5/15/08......................      BBB-          $1,000       $  928,955
                                                                      ----------
                                                                       1,950,512
                                                                      ----------
PUBLISHING & PRINTING--0.8%
Dex Media West LLC / Dex Media
Finance Co. 144A 9.875%, 8/15/13(b)..       B             1,000        1,130,000

REITS--1.0%
Health Care REIT, Inc. 6%, 11/15/13..      BBB-           1,000        1,007,080
HRPT Properties Trust 5.75%, 2/15/14       BBB              500          501,628
                                                                      ----------
                                                                       1,508,708
                                                                      ----------
SPECIALTY STORES--3.6%
AutoNation, Inc. 9%, 8/1/08..........       BB+           1,000        1,145,000

JohnsonDiversey, Inc. Series B 9.625%,
5/15/12..............................       B             1,000        1,110,000

Office Depot, Inc. 6.25%, 8/15/13....      BBB-           1,925        1,994,300
Toys "R" Us, Inc. 7.875%, 4/15/13(j).      BBB-           1,000        1,106,650
                                                                      ----------
                                                                       5,355,950
                                                                      ----------
TRADING COMPANIES & DISTRIBUTORS--0.4%
TD Funding Corp. 144A 8.375%,
7/15/11(b)...........................       B-              500          533,750

Wireless Telecommunication Services--2.2%
ACC Escrow Corp. 144A 10%, 8/1/11(b)        B-            1,000        1,090,000

Crown Castle International Corp.
9.375%, 8/1/11.......................      CCC              500          550,000

Dobson Communications Corp. 144A
8.875%, 10/1/13(b)...................      CCC+             850          867,000

Nextel Communications, Inc. 6.875%,
10/31/13.............................       B+              750          764,063
                                                                      ----------
                                                                       3,271,063
                                                                      ----------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $62,181,341)                                         63,797,520
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--9.6%

Amortizing Residential Collateral Net
Interest Margin Trust 02-9A, A 7.75%,
12/27/32 ............................      BBB-             427          423,057

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
Bank of America Mortgage Securities
99-7, A24 6.50%, 7/25/29.............      AAA           $  846       $  845,032

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13...........     Aaa(c)            820          881,500

CS First Boston Mortgage Securities
Corp. 97-1R, 1M4 7.262%, 2/28/22.....     Baa(c)            351          349,755

CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 1/17/35.......      AAA            1,000        1,104,802

First Chicago/Lennar Trust 97-CHL1, D
7.96%, 4/29/39(d)....................      BB(c)          2,275        2,269,313

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29.......     Aaa(c)          1,000        1,094,985

Norwest Asset Securities Corp. 98-22,
B3 6.25%, 9/25/28....................     AA+(c)            551          552,555

Norwest Asset Securities Corp. 99-12,
B3 6.25%, 5/25/29....................     AA-(c)            472          476,734

Norwest Asset Securities Corp. 99-17,
B3 6.25%, 6/25/29....................     AA-(c)            532          530,951

Paine Webber Mortgage Acceptance
Corp. 00-1, M 7.75%, 9/25/30(j)......      AA(c)          1,003        1,002,010

Sasco Net Interest Margin Trust
03-18XS, A 7.50%, 5/28/33............       A               809          805,707

Sasco Net Interest Margin Trust
03-BC1, A 9%, 5/27/33................     BBB-(c)           680          679,244

Vanderbilt Mortgage Finance 02-C, A4
6.57%, 8/7/24(j).....................      AAA            1,000        1,015,384

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B2 7.75%, 6/25/30.......     AAA(c)            610          611,506

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B3 7.75%, 6/25/30.......      AA(c)            407          406,607

Wells Fargo Mortgage Backed Securities
Trust 00-6, B2 7%, 8/25/30...........     AAA(c)            766          764,985

Wells Fargo Mortgage Backed Securities
Trust 00-6, B3 7%, 8/25/30...........     AAA(c)            510          510,816

--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,949,919)                                         14,324,943
--------------------------------------------------------------------------------

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
FOREIGN GOVERNMENT SECURITIES--19.5%

AUSTRIA--0.8%
Republic of Austria Series EMTN
5.50%, 10/20/07......................      AAA            1,000(f)    $1,250,421

BRAZIL--3.7%
Federative Republic of Brazil 10%,
1/16/07..............................       B+           $1,000        1,083,500

Federative Republic of Brazil 10%,
8/7/11...............................       B+              750          768,750

Federative Republic of Brazil PIK Interest
Capitalization 8%, 4/15/14...........       B+            3,879        3,632,881
                                                                      ----------
                                                                       5,485,131
                                                                      ----------
BULGARIA--0.6%
Republic of Bulgaria 144A 8.25%,
1/15/15(b)...........................       BB+             496          566,680

Republic of Bulgaria RegS 8.25%,
1/15/15..............................       BB+             254          290,195
                                                                      ----------
                                                                         856,875
                                                                      ----------
COLOMBIA--1.1%
Republic of Colombia 10.75%, 1/15/13       BB             1,000        1,097,500
Republic of Colombia 11.75%, 2/25/20       BB               500          573,000
                                                                      ----------
                                                                       1,670,500
                                                                      ----------
LITHUANIA--0.3%
Republic of Lithuania 4.50%, 3/5/13..      BBB+             350(f)       399,563

MEXICO--2.2%
United Mexican States 7.50%, 1/14/12       BBB-           2,000        2,240,000

United Mexican States 8.125%,
12/30/19.............................      BBB-           1,000        1,107,500
                                                                      ----------
                                                                       3,347,500
                                                                      ----------
NEW ZEALAND--2.0%
Government of New Zealand Series 205
6.50%, 2/15/05.......................       AAA           3,000(g)     1,864,649

Government of New Zealand Series 404
8%, 4/15/04..........................       AAA           1,750(g)     1,088,454
                                                                      ----------
                                                                       2,953,103
                                                                      ----------
PANAMA--0.8%
Republic of Panama 8.25%, 4/22/08....       BB              500          556,250

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
Republic of Panama 9.625%, 2/8/11....       BB           $  500       $  578,750
                                                                      ----------
                                                                       1,135,000
                                                                      ----------
RUSSIA--0.9%
Russian Federation RegS 5%, 3/31/30(d)      BB            1,500        1,402,972

SOUTH AFRICA--1.3%
Republic of South Africa 5.25%,
5/16/13..............................       BBB           1,000(f)     1,109,493

Republic of South Africa Series R 150
12%, 2/28/05.........................       A             5,000(h)       765,003
                                                                      ----------
                                                                       1,874,496
                                                                      ----------
TURKEY--2.8%
Republic of Turkey 10.50%, 1/13/08...       B+            1,500        1,725,000
Republic of Turkey 11.75%, 6/15/10...       B+            1,500        1,826,250
Republic of Turkey 11%, 1/14/13......       B+              500          588,125
                                                                      ----------
                                                                       4,139,375
                                                                      ----------
UKRAINE--0.9%
Government of Ukraine RegS 11%,
3/15/07..............................       B               817          904,468

Government of Ukraine Series OCT
7.65%, 6/11/13.......................       B               500          501,250
                                                                      ----------
                                                                       1,405,718
                                                                      ----------
VENEZUELA--2.1%
Republic of Venezuela 5.375%, 8/7/10        B-            1,000          743,912
Republic of Venezuela 9.25%, 9/15/27        B-            2,000        1,620,000

Republic of Venezuela 144A 10.75%,
9/19/13(b)...........................       B-              750          712,500

Republic of Venezuela DCB Series DL
1.875%, 12/18/07(d)..................       B-               --(n)            32
                                                                      ----------
                                                                       3,076,444
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $27,090,306)                                         28,997,098
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--15.7%

BRAZIL--3.4%
Cia Brasileira de Bebidas 144A 8.75%,
9/15/13(b)...........................      BBB-           1,535        1,596,400

Petrobras International Finance Co.
9.125%, 7/2/13.......................      Ba(c)          2,250        2,351,250

                                         STANDARD
                                         & POOR'S         PAR
                                          RATING         VALUE
                                       (Unaudited)       (000)          VALUE
                                       -----------    -----------    -----------
Vale Overseas Ltd. 144A 9%, 8/15/13(b)     Ba(c)         $1,000       $1,060,000
                                                                      ----------
                                                                       5,007,650
                                                                      ----------
CANADA--1.3%
Cascades, Inc. 7.25%, 2/15/13........       BB+             375          393,750
Cascades, Inc. 144A 7.25%, 2/15/13(b)       BB+             375          393,750
Rogers Cable, Inc. 7.875%, 5/1/12(j)       BBB-           1,000        1,105,000
                                                                      ----------
                                                                       1,892,500
                                                                      ----------
CHILE--0.7%
Petropower I Funding Trust 144A
7.36%, 2/15/14(b)....................       BBB           1,093        1,032,965

FRANCE--1.3%
Crown European Holdings SA 144A
10.25%, 3/1/11(b)....................       B+            1,500(f)     1,905,102

GERMANY--0.6%
European Investment Bank Series MTN
6%, 7/15/05..........................       AAA           1,250(e)       895,362

INDONESIA--0.5%
MEI Euro Finance Ltd. 144A 8.75%,
5/22/10(b)...........................       B+              750          761,250

IRELAND--2.4%
Clondalkin Industries plc 10.625%,
1/15/10..............................       B-            1,500(f)     1,892,024

JSG Funding plc 9.625%, 10/1/12......       B             1,500        1,672,500
                                                                      ----------
                                                                       3,564,524
                                                                      ----------

ITALY--0.7%
Telecom Italia Capital 144A 5.25%,
11/15/13(b)(j).......................      BBB+           1,000          994,519

KAZAKHSTAN--1.7%
Kazkommerts International BV 144A
8.50%, 4/16/13(b)....................       BB-           1,000          995,000

Kazkommerts International BV RegS
10.125%, 5/8/07......................       BB-             500          552,500

Turanalem Finance BV 144A 7.875%,
6/2/10(b)............................       BB-           1,000          980,000
                                                                      ----------
                                                                       2,527,500
                                                                      ----------
NORWAY--0.8%
Norske Skogindustrier ASA 144A
6.125%, 10/15/15(b)..................       BBB           1,250        1,257,730

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                       STANDARD
                                       & POOR'S        PAR
                                        RATING        VALUE
                                     (Unaudited)      (000)          VALUE
                                     -----------   -----------    -----------
UKRAINE--0.9%
Kyivstar GSM RegS 12.75%, 11/21/05...       B-        $1,280       $1,422,400

UNITED KINGDOM--0.7%
British Sky Broadcasting Group plc
6.875%, 2/23/09......................       BB+        1,000        1,104,304

UNITED STATES--0.7%
Tyco International Group SA 6.375%,
10/15/11(j)..........................      BBB-        1,000        1,045,000
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $22,049,416)                                      23,410,806
-----------------------------------------------------------------------------

CONVERTIBLE BONDS--0.9%

WIRELESS TELECOMMUNICATION SERVICES--0.9%
Nextel Communications, Inc. Cv. 5.25%,
1/15/10..............................       B+         1,400        1,351,000
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $1,317,109)                                        1,351,000
-----------------------------------------------------------------------------

LOAN AGREEMENTS--1.0%

BROADCASTING & CABLE TV--1.0%
United Pan-Europe Communications
Tranch C2 6.65%, 3/31/09(d)(m).......      B(c)        1,500        1,462,500
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,206,865)                                        1,462,500
-----------------------------------------------------------------------------


                                                      SHARES         VALUE
                                                   -----------    -----------
COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(i)..                137,550       $    5,502

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(i)(k)(l)(m).....                  3,650            7,300
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $756,366)                                             12,802
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--96.3%
(IDENTIFIED COST $139,277,335)                                    143,498,889(a)

Other assets and liabilities, net--3.7%                             5,503,194
                                                                 ------------
NET ASSETS--100.0%                                               $149,002,083
                                                                 ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,960,726 and gross depreciation of $3,051,922 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $139,590,085.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $27,451,081 or 18.4% of net assets.
(c)  As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Australian Dollar.
(f)  Par value represents Euro.
(g)  Par value represents New Zealand Dollar.
(h)  Par Value represents South African Rand.
(i)  Non-income producing.
(j) All or a portion segregated as collateral for when-issued securities or swaps.
(k) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2003, these securities, which are included in illiquid securities below, amounted to $1,031,764 or 0.7% of net assets.
(l) Illiquid. At October 31, 2003, these securities amounted to a value of $6,209,136 or 4.2% of net assets. For acquisition information, see Notes to Financial Statements.
(m) Restricted security. For acquisition information, see Notes to Financial Statements.
(n)  Represents less than $1,000 par value.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $139,277,335)                                  $143,498,889
Cash                                                                  3,382,916
Receivables
   Investment securities sold                                        11,316,852
   Interest                                                           2,869,736
   Net unrealized appreciation on swap agreements                       339,294
   Fund shares sold                                                     161,704
   Receivable from adviser                                               18,933
Prepaid expenses                                                          3,164
                                                                   ------------
     Total assets                                                   161,591,488
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                   11,667,551
   Fund shares repurchased                                              332,959
   Income distribution payable                                          316,177
   Investment advisory fee                                               69,715
   Transfer agent fee                                                    60,274
   Distribution and service fees                                         54,361
   Financial agent fee                                                   10,893
   Trustees' fee                                                          2,480
Accrued expenses                                                         74,995
                                                                   ------------
     Total liabilities                                               12,589,405
                                                                   ------------
NET ASSETS                                                         $149,002,083
                                                                   ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $215,129,044
Undistributed net investment income                                     705,581
Accumulated net realized loss                                       (71,391,302)
Net unrealized appreciation                                           4,558,760
                                                                   ------------
NET ASSETS                                                         $149,002,083
                                                                   ============
CLASS A
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $113,345,493)               10,446,541
Net asset value per share                                                $10.85
Offering price per share $10.85/(1-4.75%)                                $11.39

CLASS B
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $26,754,498)                 2,471,891
Net asset value and offering price per share                             $10.82

CLASS C
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $8,902,092)                    819,107
Net asset value and offering price per share                             $10.87

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
Interest                                                            $12,067,108
Foreign taxes withheld                                                  (10,264)
                                                                    -----------
     Total investment income                                         12,056,844
                                                                    -----------
EXPENSES
Investment advisory fee                                                 818,984
Service fees, Class A                                                   281,307
Distribution and service fees, Class B                                  282,314
Distribution and service fees, Class C                                   81,519
Financial agent fee                                                     134,960
Transfer agent                                                          272,332
Printing                                                                 56,132
Custodian                                                                47,551
Professional                                                             45,485
Registration                                                             37,706
Trustees                                                                 32,885
Miscellaneous                                                            31,877
                                                                    -----------
     Total expenses                                                   2,123,052
     Custodian fees paid indirectly                                        (948)
                                                                    -----------
     Net expenses                                                     2,122,104
                                                                    -----------
NET INVESTMENT INCOME                                                 9,934,740
                                                                    -----------

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
Net realized  gain on securities                                     10,486,328
Net realized gain on swap agreements                                    275,155
Net realized loss on foreign currency transactions                     (405,720)
Net  change  in  unrealized appreciation (depreciation)
   on investments                                                     3,328,863
Net change in unrealized appreciation (depreciation) on
   swap agreements                                                      339,294
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                    (3,214)
                                                                    -----------
Net gain on investments                                              14,020,706
                                                                    -----------
Net increase in net assets resulting from operations                $23,955,446
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended          Year Ended
                                                                                               10/31/03            10/31/02
                                                                                             ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  9,934,740        $ 11,279,326
   Net realized gain (loss)                                                                    10,355,763         (14,212,434)
   Net change in unrealized appreciation (depreciation)                                         3,664,943          10,927,534
                                                                                             ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 23,955,446           7,994,426
                                                                                             ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (7,191,810)         (8,244,399)
   Net investment income, Class B                                                              (1,608,478)         (2,198,126)
   Net investment income, Class C                                                                (460,918)           (394,118)
   Tax return of capital, Class A                                                                      --            (127,846)
   Tax return of capital, Class B                                                                      --             (33,399)
   Tax return of capital, Class C                                                                      --              (5,988)
                                                                                             ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (9,261,206)        (11,003,876)
                                                                                             ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,803,527 and 1,578,833 shares, respectively)                18,845,854          15,754,567
   Net asset value of shares issued from reinvestment of distributions
     (426,105 and 508,905 shares, respectively)                                                 4,462,063           5,073,191
   Cost of shares repurchased (2,759,905 and 2,608,174 shares, respectively)                  (28,845,046)        (26,042,619)
                                                                                             ------------        ------------
Total                                                                                          (5,537,129)         (5,214,861)
                                                                                             ------------        ------------
CLASS B
   Proceeds from sales of shares (314,826 and 456,919 shares, respectively)                     3,279,702           4,537,720
   Net asset value of shares issued from reinvestment of distributions
     (88,318 and 125,361 shares, respectively)                                                    922,213           1,248,476
   Cost of shares repurchased (888,939 and 1,425,723 shares, respectively)                     (9,262,974)        (14,232,037)
                                                                                             ------------        ------------
Total                                                                                          (5,061,059)         (8,445,841)
                                                                                             ------------        ------------
Class C
   Proceeds from sales of shares (441,528 and 204,703 shares, respectively)                     4,583,352           2,047,218
   Net asset value of shares issued from reinvestment of distributions
     (27,187 and 22,128 shares, respectively)                                                     286,052             220,919
   Cost of shares repurchased (251,665 and 236,906 shares, respectively)                       (2,649,810)         (2,373,211)
                                                                                             ------------        ------------
Total                                                                                           2,219,594            (105,074)
                                                                                             ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (8,378,594)        (13,765,776)
                                                                                             ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        6,315,646         (16,775,226)

NET ASSETS
   Beginning of period                                                                        142,686,437         159,461,663
                                                                                             ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS
     IN EXCESS OF NET INVESTMENT INCOME OF $705,581 AND ($166,732), RESPECTIVELY]            $149,002,083        $142,686,437
                                                                                             ============        ============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                               --------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31
                                                               --------------------------------------------------------
                                                                2003         2002(4)     2001         2000        1999
Net asset value, beginning of period                           $ 9.82       $10.03      $10.44       $10.85      $11.20
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  0.73         0.75        0.85         0.95        0.96
   Net realized and unrealized gain (loss)                       0.97        (0.21)      (0.37)       (0.46)      (0.30)
                                                               ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            1.70         0.54        0.48         0.49        0.66
                                                               ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.67)       (0.74)      (0.86)       (0.90)      (1.01)
   Tax return of capital                                           --        (0.01)      (0.03)          --          --
                                                               ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                        (0.67)       (0.75)      (0.89)       (0.90)      (1.01)
                                                               ------       ------      ------       ------      ------
Change in net asset value                                        1.03        (0.21)      (0.41)       (0.41)      (0.35)
                                                               ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                 $10.85       $ 9.82      $10.03       $10.44      $10.85
                                                               ======       ======      ======       ======      ======

Total return(1)                                                 17.73%        5.52%       4.70%        4.49%       5.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $113,345     $107,782    $115,278     $109,356    $125,931

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            1.24%(2)     1.26%(3)    1.27%(2)     1.22%(2)    1.14%(3)
   Net investment income                                         6.86%        7.42%       8.90%        8.99%       8.59%
Portfolio turnover                                                204%         156%        210%         168%        133%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the years ended October 31, 2002 and 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.25% and 1.13%, respectively.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
Certain information disclosed in the Financial Highlights has been reclassified to conform with the current year presentation.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS B
                                                               --------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31
                                                               --------------------------------------------------------
                                                                2003         2002(4)     2001         2000        1999
Net asset value, beginning of period                           $ 9.80       $10.01      $10.42       $10.84      $11.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  0.65         0.67        0.78         0.87        0.87
   Net realized and unrealized gain (loss)                       0.96        (0.21)      (0.37)       (0.47)      (0.29)
                                                               ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            1.61         0.46        0.41         0.40        0.58
                                                               ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.59)       (0.66)      (0.79)       (0.82)      (0.92)
   Tax return of capital                                           --        (0.01)      (0.03)          --          --
                                                               ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                        (0.59)       (0.67)      (0.82)       (0.82)      (0.92)
                                                               ------       ------      ------       ------      ------
Change in net asset value                                        1.02        (0.21)      (0.41)       (0.42)      (0.34)
                                                               ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                 $10.82       $ 9.80      $10.01       $10.42      $10.84
                                                               ======       ======      ======       ======      ======
Total return(1)                                                 16.84%        4.74%       3.94%        3.66%       5.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $26,754      $28,982     $38,037      $63,529     $92,725

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            1.99%(2)     2.01%(3)    2.01%(2)     1.95%(2)    1.89%(3)
   Net investment income                                         6.10%        6.69%       8.21%        8.24%       7.83%
Portfolio turnover                                                204%         156%        210%         168%        133%

                                                                                         CLASS B
                                                               --------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31
                                                               --------------------------------------------------------
                                                                2003         2002(4)     2001         2000        1999
Net asset value, beginning of period                           $ 9.84       $10.04      $10.45       $10.87      $11.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  0.66         0.68        0.77         0.86        0.88
   Net realized and unrealized gain (loss)                       0.96        (0.21)      (0.36)       (0.46)      (0.30)
                                                               ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            1.62         0.47        0.41         0.40        0.58
                                                               ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.59)       (0.66)      (0.79)       (0.82)      (0.92)
   Tax return of capital                                           --        (0.01)      (0.03)          --          --
                                                               ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                        (0.59)       (0.67)      (0.82)       (0.82)      (0.92)
                                                               ------       ------      ------       ------      ------
Change in net asset value                                        1.03        (0.20)      (0.41)       (0.42)      (0.34)
                                                               ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                 $10.87       $ 9.84      $10.04       $10.45      $10.87
                                                               ======       ======      ======       ======      ======
Total return(1)                                                 16.99%        4.71%       3.92%        3.65%       5.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $8,902       $5,922      $6,147       $6,195      $7,145

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            2.00%(3)     2.01%(3)    2.02%(2)     1.97%(2)    1.89%(3)
   Net investment income                                         6.11%        6.66%       8.18%        8.23%       7.83%
Portfolio turnover                                                204%         156%        210%         168%        133%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the years ended October 31, 2003, 2002 and 1999, the ratios of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.99%, 2.00% and 1.88%, respectfully.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for class B and class C, decrease net realized and unrealized gains and losses per share by $0.01 for class B and class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for class B and from 6.57% to 6.66% for class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
Certain information disclosed in the Financial Highlights has been reclassified to conform with the current year presentation.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Goodwin Multi-Sector Short Term Bond Fund's primary objective is to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes. The Fund is appropriate for investors with a moderate risk tolerance profile who are seeking to maximize current income consistent with preservation of capital by investing in a broadly diversified short-term bond fund. The Fund's duration is market neutral, that is, approximately equal to the benchmark index, the Merrill Lynch Medium Quality Corporate Short-Term Bond Index 1.

     Investors should note that the Fund may hold foreign bonds, and foreign investments pose additional risk, such as currency fluctuation, less public disclosure, and political and economic uncertainty. The Fund may also invest in high-yielding fixed-income securities that are generally subject to greater market fluctuations and risk loss of income and principal than are investments in lower-yielding fixed-income securities.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: For the 12 months ended October 31, 2003, the Fund outperformed its benchmark. Class A shares returned 9.68% versus a return of 7.57% for the Merrill Lynch Medium Quality Corporate Short-Term Bond Index. Class B shares were up 9.17%, and Class C shares gained 9.60%. For the same period, the longer duration, broad market index, the Lehman Brothers Aggregate Bond Index 2 returned 4.91%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THIS PERIOD?

A: During a 12-month period where we saw near-record and, at times, record interest rate lows, the final months of the Fund's fiscal year brought substantial volatility, as investors assessed the direction of the U.S. economy and debated what action, if any, the Federal Reserve Board would take. The volatility was somewhat hidden by the slight change of -0.15% registered by the Lehman Brothers Aggregate Bond Index for the third quarter of 2003. Rates increased slightly, while the yield curve remained steep, reinforcing expectations in the bond market that the economy would improve.

     Many economic statistics improved over this time period, but a job market recovery remained elusive. The ISM Manufacturing Index 3 rose to 54.7 in August, showing improvement for the fourth straight month and remaining above 50 for the second month in a row. Any reading above 50 normally signifies expansion in the manufacturing sector.

      Despite positive overall economic data, debate



1 THE MERRILL LYNCH MEDIUM QUALITY CORPORATE SHORT-TERM BOND INDEX MEASURES
  BROAD BOND MARKET TOTAL-RETURN PERFORMANCE.
2 THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED, COMMONLY USED
  MEASURE OF BROAD BOND MARKET TOTAL-RETURN PERFORMANCE.
3 THE ISM MANUFACTURING INDEX MEASURES MANUFACTURING ACTIVITY IN THE UNITED
  STATES AS TABULATED BY THE INSTITUTE FOR SUPPLY MANAGEMENT.
THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

continued over whether persistent high unemployment would derail the economic recovery or if hiring would begin to gain momentum.

     Within the fixed income market, emerging markets and high yield began 2003 as top performing bond sectors. Through the Fund's fiscal year end, both emerging markets and high yield showed continued strength joining non-dollar as top performing sectors. Excluding high yield and emerging markets, returns were relatively flat for third quarter 2003. U.S. Treasuries were one of the worst performing sectors, giving back some of their gains for the first two quarters of the year.

Q: HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

A: The Fund performed well, aided by two factors -- its short duration and its investment in spread sectors. The Fund's shorter duration in the prevailing interest rate environment helped to limit its volatility. The Fund's use of non-treasury sectors provided an attractive source of income to the Fund. Sectors that continued to help the portfolio into the final four months of the fiscal year included corporate investment grade, corporate high yield, non-dollar, and emerging markets.

Q: HOW IS THE PORTFOLIO CURRENTLY POSITIONED?

A: We continue to be opportunistic and have taken some more credit risk in the portfolio due to improved credit fundamentals in the corporate and credit high yield market. The Fund continues to be well diversified with over 260 positions and 11 different fixed income sectors. Once again, we feel that the greatest risk in the fixed income market is interest rate risk, not credit risk, and opportunities continue in many credit-intensive sectors.

                                                                December 1, 2003



THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 10/31/03
--------------------------------------------------------------------------------

                                                                     5           10            INCEPTION         INCEPTION
                                                     1 YEAR        YEARS        YEARS         TO 10/31/03           DATE
                                                    --------      -------      --------      -------------      ------------
     Class A Shares at NAV 2                           9.68%       7.25%        6.82%              --                  --
     Class A Shares at POP 3, 4                        7.21        6.76         6.58               --                  --

     Class B Shares at NAV 2                           9.17        6.74         6.28               --                  --
     Class B Shares with CDSC 4                        7.67        6.74         6.28               --                  --

     Class C Shares at NAV 2                           9.60        7.10           --             5.69%            10/1/97

     Class T Shares at NAV 2                             --          --           --             1.10              6/2/03
     Class T Shares with CDSC 4                          --          --           --             0.10              6/2/03

     Merrill Lynch Medium Quality Corporate
     Short-Term Bond Index 6                           7.57        6.52         6.50           Note 8              Note 8

     Lehman Brothers Aggregate Bond Index 7            4.91        6.54         6.78           Note 9              Note 9

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

5 This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/93 in Class A shares and reflects the maximum sales charge of 2.25% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               Phoenix-Goodwin       Phoenix-Goodwin       Merrill Lynch
              Multi-Sector Short-      Multi-Sector        Medium Quality       Lehman Brothers
                Term Bond Fund       Short-Term Bond      Corporate Short-       Aggregate Bond
                   Class A 5          Fund Class B 5      Term Bond Index 6          Index 7
10/29/93            9775.0               10000                10000                  10000
10/31/94            9813.7                9996.7              10193.4                 9632.9
10/31/95           10821.8               10967.0              11160.8                11140.6
10/31/96           12004.0               12104.3              11909.7                11792.1
10/31/97           13213.7               13257.0              12770.4                12840.6
10/30/98           13326.4               13273.5              13682.8                14039.4
10/29/99           14068.1               13942.5              14265.7                14113.9
10/31/00           14865.7               14632.6              15102.3                15144.1
10/31/01           16382.3               16050.8              16876.9                17349.2
10/31/02           17238.0               16843.2              17445.1                18370.2
10/31/03           18921.9               18402.1              18764.9                19272.0

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/03
--------------------------------------------------------------------------------

As a percentage of bond holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Corporate                   43%
Foreign Government          17
Non-Agency Mortage-Backed   13
Foreign Corporate            8
Asset-Backed                 7
Agency Mortage-Backed        5
Municipal                    3
Convertible                  4

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for Class B shares decline from 2% to 0% over a three year period. CDSC charges for certain redemptions of Class A shares and all Class T shares are 1% in the first year and 0% thereafter.
5 This chart illustrates POP returns on Class A shares and CDSC returns for Class B for ten years. Returns on Class C and Class T shares will vary due to differing sales charges, fees, and inception dates.
6 The Merrill Lynch Medium Quality Corporate Short-Term Bond Index is an unmanaged, commonly used measure of total return performance of corporate bonds with maturities of 1-2.99 years and medium quality ratings. The index's performance does not reflect sales charges.
7 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total-return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.
8 Index performance is 6.65% for Class C (since 9/30/97) and 0.54% for Class T (since 6/30/03)
9 Index performance is 7.15% for Class C (since 9/30/97) and (1.06)% for Class T (since 6/2/03)

   All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------
             TEN LARGEST FIXED INCOME HOLDINGS AT OCTOBER 31, 2003
                      (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Fannie Mae 5.25%, 1/15/09                              1.1%
 2. United Mexican States 4.625%, 10/8/08                  1.0%
 3. Republic of Austria Series EMTN
    5.50%, 10/20/07                                        1.0%
 4. Government of New Zealand Series 205
    6.50%, 2/15/05                                         1.0%
 5. Ministry Finance of Russia Series VI
    3%, 5/14/06                                            1.0%
 6. Fannie Mae 5%, 4/1/18                                  0.9%
 7. Residential Asset Mortgage Products, Inc.
    03-RS5, AI3 2.59%, 10/25/28                            0.9%
 8. Seneca Funding I Ltd. 1A, A 3.89%, 5/31/29             0.9%
 9. Sasco Net Interest Margin Trust 03-28XS
    7.50%, 9/28/33                                         0.8%
10. Republic of Peru 9.125%, 1/15/08                       0.8%
--------------------------------------------------------------------------------


                         INVESTMENTS AT OCTOBER 31, 2003


                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
AGENCY MORTGAGE-BACKED SECURITIES--5.3%

Fannie Mae 5%, 8/25/12...............     Aaa           $3,000     $ 3,088,759
Fannie Mae 5.50%, 1/1/17.............     Aaa            2,931       3,018,649
Fannie Mae 6%, 5/1/17................     Aaa              957         995,157
Fannie Mae 5.50%, 8/1/17.............     Aaa              919         946,997
Fannie Mae 4.50%, 4/1/18.............     Aaa            3,334       3,332,730
Fannie Mae 5%, 4/1/18................     Aaa            4,179       4,248,345
Fannie Mae 6%, 12/1/32...............     Aaa            1,192       1,224,399
Fannie Mae 5.50%, 2/1/33.............     Aaa            2,724       2,750,523
GNMA 6.50%, '31-'32..................     Aaa            4,023       4,215,424
------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,657,434)                                       23,820,983
------------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--1.8%

Fannie Mae 3.25%, 8/15/08............     Aaa            3,000       2,963,133
Fannie Mae 5.25%, 1/15/09............     Aaa            4,600       4,933,413
------------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,907,597)                                         7,896,546
------------------------------------------------------------------------------

MUNICIPAL BONDS--2.8%

CALIFORNIA--1.4%
Fresno County Pension Obligation
Taxable 6.06%, 8/15/09...............     Aaa            1,415       1,583,286

San Bernardino County Financing
Authority Pension Obligation Revenue
Taxable 6.87%, 8/1/08................     Aaa              250         284,255

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
Sonoma County Pension Obligation
Revenue Taxable Series A 2.43%,
12/1/06..............................     Aaa           $2,615     $ 2,597,349

Ventura County Pension Obligation
Taxable 6.58%, 11/1/06...............     Aaa            1,750       1,947,977
                                                                   -----------
                                                                     6,412,867
                                                                   -----------

DISTRICT OF COLUMBIA--0.1%
American National Red Cross Revenue
Taxable Series A 6.88%, 11/15/04.....     Aaa              350         369,355

FLORIDA--0.3%
Water-Sewer District Collier County
Revenue Taxable Series A 2.625%,
7/1/07...............................     Aaa            1,325       1,312,877

MAINE--0.1%
Lewiston Pension Obligation Taxable
5%, 12/15/06.........................     Aaa              500         535,780

NEW JERSEY--0.3%
New Jersey Sports & Exposition
Authority Revenue Taxable Series D
6.50%, 3/1/08........................     Aaa            1,000       1,108,720

PENNSYLVANIA--0.2%
Philadelphia Authority for Industrial
Development Pension Funding
Retirement Systems Revenue Taxable
Series A 5.69%, 4/15/07..............     Aaa            1,000       1,081,260


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
SOUTH DAKOTA--0.0%
Educational Enhancemment Funding
Corp. Revenue Taxable Series A 6.72%,
6/1/25...............................     Baa           $  171     $   162,155

TEXAS--0.2%
Texas Veterans General Obligation
Taxable Series A 7.625%, 12/1/06.....      Aa              695         794,364

WASHINGTON--0.2%
Washington State General Obligation
Taxable Series T 5%, 7/1/08..........      Aa            1,000       1,055,080
------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $12,727,137)                                       12,832,458
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.0%

AmeriCredit Automobile Receivables
Trust 02-1, E 8.40%, 8/6/09..........      Ba              159         151,524

Capital One Master Trust 01-5, A
5.30%, 6/15/09.......................     Aaa            1,000       1,064,763

CNH Equipment Trust 03-A, A4B
2.57%, 9/15/09(d)....................     Aaa            3,000       2,937,429

DLJ Mortgage Acceptance Corp.
96-CF2, A2 7.28%, 8/12/06............    AAA+(c)         2,000       2,189,671

DLJ Mortgage Acceptance Corp.
97-CF2, B2TB 6.99%, 2/15/05..........     Baa              351         355,518

Ikon Receivables LLC 03-1, A4 3.27%,
7/15/11..............................     Aaa            3,250       3,282,794

Irwin Home Equity 01-2, 2A4 5.68%,
12/25/07.............................     Aaa            1,445       1,452,663

Litigation Settlement Monetized Fee
Trust 02-5A 144A 6%, 10/25/32(b).....     Aa               806         722,126

Morgan Stanley ABS Capital I 03-NC8N
7.60%, 9/25/33.......................    A-(c)           2,333       2,332,711

Option One Mortgage Securities Corp.
03-5 6.90%, 7/26/33(d)...............   BBB+(c)          3,002       3,001,804

Residential Asset Mortgage Products,
Inc. 03-RS5, AI3 2.59%, 10/25/28.....     Aaa            4,000       3,931,264

Residential Asset Mortgage Products,
Inc. 03-RS6, AI2 2.39%, 11/25/24.....     Aaa            1,000         992,812

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
Residential Asset Mortgage Products,
Inc. 03-RZ1, AI3 3.49%, 8/25/29......    AAA(c)      $   2,000     $ 2,023,056

Saxon Asset Securitization Trust 98-2,
MF1 6.69%, 12/25/27..................     Aa               850         853,088

Saxon Asset Securitization Trust 03-1,
AF3 2.92%, 6/25/33...................     Aaa            2,500       2,482,422

Seneca Funding I Ltd. 1A, A 3.89%,
5/31/29(d)...........................     Aa             4,000       3,880,000
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $31,880,313)                                       31,653,645
------------------------------------------------------------------------------

CORPORATE BONDS--42.3%

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%,
7/15/07..............................      Ba              500         552,500

ALUMINUM--0.2%
Alcoa, Inc. 4.25%, 8/15/07...........       A            1,000       1,039,437

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Janus Capital Group, Inc. 7%, 11/1/06     Baa              500         547,299

Janus Capital Group, Inc. 7.75%,
6/15/09..............................     Baa              250         278,092
                                                                   -----------
                                                                       825,391
                                                                   -----------

AUTO PARTS & EQUIPMENT--1.3%
American Axle & Manufacturing, Inc.
9.75%, 3/1/09........................      Ba            1,500       1,608,750

Delphi Corp. 6.55%, 6/15/06..........     Baa            3,000       3,196,644
Lear Corp. Series B 7.96%, 5/15/05...      Ba            1,000       1,080,000
                                                                   -----------
                                                                     5,885,394
                                                                   -----------

AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp.
6.40%, 5/15/06.......................       A              500         534,495

DaimlerChrysler NA Holding Corp.
4.75%, 1/15/08.......................       A            1,000         999,181
                                                                   -----------
                                                                     1,533,676
                                                                   -----------

BROADCASTING & CABLE TV--2.2%
Clear Channel Communications, Inc.
6%, 11/1/06..........................     Baa            1,000       1,081,400


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
Comcast Cable Communications, Inc.
8.375%, 5/1/07.......................     Baa           $1,000     $ 1,155,845

Comcast Cable Communications, Inc.
6.20%, 11/15/08(j)...................     Baa            2,000       2,179,858

Cox Communications, Inc. 3.875%,
10/1/08..............................     Baa            1,000         993,557

Echostar DBS Corp. 144A 4.41%,
10/1/08(b)(d)........................     Ba             1,500       1,548,750

Liberty Media Corp. 3.50%, 9/25/06...     Baa            3,000       2,962,749
                                                                   -----------
                                                                     9,922,159
                                                                   -----------

BUILDING PRODUCTS--0.3%
Masco Corp. 4.625%, 8/15/07..........     Baa            1,125       1,166,565

CASINOS & GAMING--1.5%
GTECH Holdings Corp. 144A 4.75%,
10/15/10(b)(d).......................     Baa            1,000       1,004,768

Harrah's Operating Co., Inc. 7.875%,
12/15/05.............................      Ba            1,000       1,083,750

Harrah's Operating Co., Inc. 7.125%,
6/1/07...............................     Baa              500         552,755

MGM Mirage, Inc. 6.75%, 8/1/07.......      Ba            1,500       1,588,125
MGM Mirage, Inc. 8.50%, 9/15/10......      Ba              280         318,850

Mohegan Tribal Gaming Authority
8.125%, 1/1/06 ......................      Ba              490         534,712

Mohegan Tribal Gaming Authority 144A
6.375%, 7/15/09(b)...................      Ba            1,500       1,543,125
                                                                   -----------
                                                                     6,626,085
                                                                   -----------

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons 5%, 11/15/06        A              500         515,845

COMMODITY CHEMICALS--0.3%
Millennium America, Inc. 7%, 11/15/06      Ba            1,500       1,481,250

COMMUNICATIONS EQUIPMENT--0.3%
DIRECTV Holdings LLC 8.375%, 3/15/13        B            1,250       1,412,500

COMPUTER HARDWARE--0.5%
Hewlett-Packard Co. 3.625%, 3/15/08..       A            2,000       1,995,538

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
AGCO Corp. 8.50%, 3/15/06............       B              875         879,375

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
CONSUMER FINANCE--4.3%
Capital One Financial 8.75%, 2/1/07(j)    Baa           $2,000     $ 2,239,288

Caterpillar Financial Services Corp.
2.50%, 10/3/06.......................       A            2,000       1,985,968

Ford Motor Credit Co. 6.50%, 1/25/07.       A            2,500       2,579,472

General Electric Capital Corp. 2.75%,
9/25/06..............................     Aaa              500         500,142

General Electric Capital Corp. Series A
5%, 6/15/07..........................     Aaa            2,000       2,120,306

General Motors Acceptance Corp.
6.125%, 2/1/07.......................       A            1,000       1,050,081

General Motors Acceptance Corp.
6.125%, 8/28/07......................       A            1,500       1,580,168

Household Finance Corp. 4.625%,
1/15/08..............................       A            2,000       2,072,714

John Deere Capital Corp. 3.90%,
1/15/08..............................       A            2,500       2,531,133

MBNA Corp. 4.625%, 9/15/08...........     Baa            2,300       2,389,323

Southern Capital Corp. 144A 5.70%,
6/30/22(b)...........................     Aaa              446         468,531
                                                                   -----------
                                                                    19,517,126
                                                                   -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. 4.70%, 11/1/06......       A            1,250       1,320,172

DIVERSIFIED COMMERCIAL SERVICES--1.3%
Harvard University 8.125%, 4/15/07...     Aaa            1,000       1,168,290

International Lease Finance Corp.
5.625%, 6/1/07.......................       A            1,500       1,613,755

United Rentals North America, Inc.
144A 7.75%, 11/15/13(b)..............       B            2,000       2,005,000

United Rentals, Inc. Series B 9.50%,
6/1/08...............................       B            1,000       1,057,500
                                                                   -----------
                                                                     5,844,545
                                                                   -----------

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10......................       B            1,500       1,717,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
ELECTRIC UTILITIES--2.9%
Centerpoint Energy 144A 6.85%,
6/1/15(b)(j).........................      Ba           $1,000     $ 1,007,868

Commonwealth Edison 4.74%, 8/15/10...       A            1,000       1,016,230

Consumers Energy Co. 144A 4.80%,
2/17/09(b)...........................     Baa            2,000       2,035,380

Entergy Gulf States, Inc. 144A 3.60%,
6/1/08(b)............................     Baa            3,500       3,350,606

Public Service Co. of Colorado 4.375%,
10/1/08..............................     Baa            1,800       1,846,640

Public Service New Mexico 4.40%,
9/15/08..............................     Baa              700         706,069

TXU Corp. Series J 6.375%, 6/15/06...      Ba            2,800       2,968,000
                                                                   -----------
                                                                    12,930,793
                                                                   -----------

ENVIRONMENTAL SERVICES--1.0%
Allied Waste North America Series B
7.375%, 1/1/04.......................      Ba            1,500       1,511,250

Allied Waste North America Series B
7.875%, 1/1/09.......................      Ba            1,000       1,050,000

USA Waste Services, Inc. 7.125%,
10/1/07..............................     Baa            1,500       1,682,450
                                                                   -----------
                                                                     4,243,700
                                                                   -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
IMC Global, Inc. 144A 10.875%,
8/1/13(b)............................       B            1,000       1,037,500

FOOD RETAIL--0.7%
Safeway, Inc. 4.125%, 11/1/08........     Baa            2,000       1,993,204
Safeway, Inc. 6.50%, 11/15/08........     Baa            1,000       1,102,826
                                                                   -----------
                                                                     3,096,030
                                                                   -----------

HEALTH CARE DISTRIBUTORS--0.5%
AmerisourceBergen Corp. 8.125%,
9/1/08...............................      Ba              750         817,500

Bergen Brunswig Corp. 7.25%, 6/1/05..     BB(c)          1,500       1,573,125
                                                                   -----------
                                                                     2,390,625
                                                                   -----------

HEALTH CARE FACILITIES--2.1%
HCA, Inc. 5.25%, 11/6/08.............      Ba            1,000         997,090
IASIS Healthcare Corp. 13%, 10/15/09        B            1,900       2,142,250

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
Select Medical Corp. 144A 7.50%,
8/1/13(b)............................       B           $1,000     $ 1,030,000

Service Corp. International 6%,
12/15/05.............................       B              300         303,750

Service Corp. International 7.20%,
6/1/06...............................      Ba            1,900       1,942,750

Tenet Healthcare Corp. 5.375%,
11/15/06.............................      Ba            3,000       2,895,000
                                                                   -----------
                                                                     9,310,840
                                                                   -----------

HEALTH CARE SERVICES--0.6%
Laboratory Corp. of America Holdings
5.50%, 2/1/13........................     Baa            1,000       1,023,911

Medco Health Solutions. 7.25%,
8/15/13..............................      Ba            1,000       1,063,918

Quest Diagnostic, Inc. 6.75%, 7/12/06     Baa              500         548,584
                                                                   -----------
                                                                     2,636,413
                                                                   -----------

HOMEBUILDING--1.2%
Horton (D.R.), Inc. 8.375%, 6/15/04..      Ba            1,500       1,552,500
Horton (D.R.), Inc. 9.375%, 3/15/11..      Ba            1,500       1,657,500
Ryland Group, Inc. (The) 8%, 8/15/06.      Ba            1,870       2,057,000
                                                                   -----------
                                                                     5,267,000
                                                                   -----------

HOTELS, RESORTS & CRUISE LINES--0.5%
Hilton Hotels Corp. 7.625%, 5/15/08..      Ba            2,000       2,202,500

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The) 3.50%, 11/1/07...       A            1,000       1,002,956

INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd. 6.375%,
2/15/06..............................      Ba            1,750       1,852,813

INTEGRATED OIL & GAS--0.9%
ChevronTexaco Capital Co. 3.50%,
9/17/07(j)...........................      Aa            1,000       1,013,007

ChevronTexaco Capital Co. 3.375%,
2/15/08(j)...........................      Aa            2,000       2,001,636

Conoco Funding Co. 5.45%, 10/15/06...       A            1,000       1,075,434
                                                                   -----------
                                                                     4,090,077
                                                                   -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.3%
AT&T Corp. 7%, 11/15/06(d)(j)........     Baa            2,800       3,100,748


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
AT&T Wireless Services, Inc. 7.35%,
3/1/06 ..............................     Baa            $ 250     $   274,298

AT&T Wireless Services, Inc. 7.50%,
5/1/07(j)............................     Baa            2,400       2,692,006

New York Telephone 7%, 8/15/25.......       A              300         303,130
Sprint Capital Corp. 7.90%, 3/15/05..     Baa            2,000       2,142,486

Verizon Global Funding Corp. 4%,
1/15/08..............................       A            1,750       1,772,391
                                                                   -----------
                                                                    10,285,059
                                                                   -----------

INVESTMENT BANKING & BROKERAGE--1.0%
Goldman Sachs Group, Inc. 2.85%,
10/27/06.............................      Aa            1,750       1,745,025

Lehman Brothers Holdings, Inc. 4%,
1/22/08..............................       A            1,500       1,521,813

Merrill Lynch & Co., Inc. Series MTNB
3.375%, 9/14/07......................      Aa            1,250       1,255,271
                                                                   -----------
                                                                     4,522,109
                                                                   -----------

LIFE & HEALTH INSURANCE--0.3%
Met Life Global Funding I 144A 2.60%,
6/19/08(b)(d)........................      Aa            1,500       1,427,400

MANAGED HEALTH CARE--0.7%
Cigna Corp. 7.40%, 5/15/07(j)........     Baa            2,000       2,209,944

Coventry Health Care, Inc. 8.125%,
2/15/12..............................      Ba            1,000       1,090,000
                                                                   -----------
                                                                     3,299,944
                                                                   -----------

MOVIES & ENTERTAINMENT--0.7%
Time Warner, Inc. 6.125%, 4/15/06....     Baa            1,000       1,075,604
Time Warner, Inc. 6.15%, 5/1/07(j)...     Baa            2,000       2,174,216
                                                                   -----------
                                                                     3,249,820
                                                                   -----------

MULTI-LINE INSURANCE--0.5%
ASIF Global Financing XXIII 144A
3.90%, 10/22/08(b)(d)................     Aaa            2,000       2,003,450

MULTI-UTILITIES & UNREGULATED POWER--0.2%
Calpine Corp. 8.25%, 8/15/05.........       B            1,000         905,000

OFFICE SERVICES & SUPPLIES--0.1%
Williams Scotsman, Inc. 144A 10%,
8/15/08(b)...........................       B              500         535,000

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
Chesapeake Energy Corp. 8.375%,
11/1/08..............................      Ba           $1,750     $ 1,925,000

Denbury Resources, Inc. 7.50%, 4/1/13       B            2,500       2,593,750

Magnum Hunter Resources, Inc. 9.60%,
3/15/12..............................       B              450         504,000

Ocean Energy, Inc. 4.375%, 10/1/07...     Baa            1,000       1,028,825

Pemex Project Funding Master Trust
6.125%, 8/15/08......................     Baa            1,000       1,051,000

Pemex Project Funding Master Trust
6.625%, 4/4/10.......................     Baa              500(g)      605,971

XTO Energy, Inc. 7.50%, 4/15/12......      Ba            1,240       1,395,000
                                                                   -----------
                                                                     9,103,546
                                                                   -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.4%
GulfTerra Energy Partners LP Series B
8.50%, 6/1/10........................       B            1,250       1,368,750

Premcor Refining Group, Inc. (The)
9.25%, 2/1/10........................      Ba            2,000       2,240,000

Tesoro Petroleum Corp. 8%, 4/15/08...      Ba              750         798,750
Valero Energy Corp. 6.125%, 4/15/07..     Baa            1,700       1,859,732
                                                                   -----------
                                                                     6,267,232
                                                                   -----------

Other Diversified Financial Services--0.8%
Citigroup, Inc. 3.50%, 2/1/08........      Aa            2,000       1,998,474

Principal Life Global Funding I 4.40%,
10/1/10..............................      Aa            1,500       1,495,880
                                                                   -----------
                                                                     3,494,354
                                                                   -----------

PACKAGED FOODS & MEATS--0.1%
Campbell Soup Co. 5.50%, 3/15/07.....       A              500         540,699

PAPER PACKAGING--0.8%
Packaging Corp. of America Series 144A
4.375%, 8/1/08(b)....................      Ba            3,000       2,977,623

Smurfit - Stone Container Corp. 8.25%,
10/1/12..............................       B              350         369,250
                                                                   -----------
                                                                     3,346,873
                                                                   -----------

PAPER PRODUCTS--0.4%
International Paper Co., 3.80%, 4/1/08    Baa            2,000       1,984,728


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
PHOTOGRAPHIC PRODUCTS--0.4%
Eastman Kodak Co. Series MTNA
3.625%, 5/15/08......................     Baa           $2,000      $1,856,010

PROPERTY & CASUALTY INSURANCE--0.7%
Berkley (WR) Corp. 5.125%, 9/30/10...     Baa            1,000       1,007,568

Berkshire Hathaway, Inc. 144A 3.375%,
10/15/08(b)..........................     Aaa            2,000       1,975,564
                                                                   -----------
                                                                     2,983,132
                                                                   -----------

PUBLISHING & PRINTING--0.6%
Dex Media West  LLC / Dex Media
Finance Co. 144A 8.50%, 8/15/10(b)...       B            2,400       2,610,000

REGIONAL BANKS--0.8%
PNC Funding Corp. 5.75%, 8/1/06......       A              400         430,171

Popular North America, Inc. 3.875%,
10/1/08..............................       A            1,000         992,145

Suntrust Bank 2.50%, 5/4/06..........     AA-(c)         2,000       2,000,000
                                                                   -----------
                                                                     3,422,316
                                                                   -----------

RESTAURANTS--0.5%
Yum Brands, Inc. 7.65%, 5/15/08......      Ba            2,000       2,250,000

SOFT DRINKS--0.2%
Coca Cola Enterprises, Inc. 4.375%,
9/15/09..............................       A            1,000       1,016,235

SPECIALIZED FINANCE--0.8%
CIT Group Inc. 5.50%, 11/30/07(j)....       A            2,500       2,672,910
CIT Group, Inc. 3.875%, 11/3/08......       A            1,000         991,854
                                                                   -----------
                                                                     3,664,764
                                                                   -----------

SPECIALTY STORES--0.9%
AutoNation, Inc. 9%, 8/1/08..........      Ba              800         916,000
Toys "R" Us 6.875%, 8/1/06...........     Baa            2,750       2,966,970
                                                                   -----------
                                                                     3,882,970
                                                                   -----------

THRIFTS & MORTGAGE FINANCE--0.2%
Golden West Financial Corp. 4.125%,
8/15/07..............................       A            1,000       1,030,349

TOBACCO--0.3%
Altria Group, Inc. 5.625%, 11/4/08...     Baa            1,500       1,496,445

TRADING COMPANIES & DISTRIBUTORS--0.1%
TD Funding Corp. 144A 8.375%,
7/15/11(b) ..........................       B              500         533,750

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
ACC Escrow Corp. 144A 10%, 8/1/11(b).       B           $1,000     $ 1,090,000

Nextel Communications, Inc. 6.875%,
10/31/13.............................       B            1,000       1,018,750
                                                                   -----------
                                                                     2,108,750
                                                                   -----------
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $185,806,011)                                     190,116,240
------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--13.0%

Advanta Mortgage Loan Trust 00-2, A3
7.76%, 5/25/18.......................     Aaa              156         156,205

American Business Financial Services
02-2, A3 4.76%, 6/15/21..............     Aaa            1,000       1,007,372

Amortizing Residential Collateral Net
Interest Margin Trust 02-9A, A 7.75%,
12/27/32.............................     Baa              640         634,585

Amortizing Residential Collateral Trust
02-BC4N, B2 7.75%, 7/25/32...........     Baa              262         258,238

AQ Finance NIM Trust 03-N9A, 7.385%,
10/25/33.............................     BBB(c)         1,605       1,604,555

Bank of America Mortgage Securities
99-7, A24 6.50%, 7/25/29.............     Aaa            1,311       1,309,800

Bank of America Mortgage Securities
01-9, 1B4 6.75%, 9/25/31.............     AAA(c)         1,652       1,650,051

Bank of America Mortgage Securities
03-C, 1A1 3.334%, 4/25/33............     Aaa            2,880       2,899,444

Bear Stearns Structured Products, Inc.
03-2, A P.O. 0%, 6/25/29.............     Baa            2,026       1,857,558

Chase Mortgage Finance Corp. 99-S5,
A5 6.50%, 5/25/29....................     Aaa              123         122,467

Commercial Mortgage Acceptance Corp.
99-C1, A2 7.03%, 6/15/31.............     Aaa              300         340,758

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13...........     Aaa            2,250       2,418,750

Criimi Mae Trust I 96-C1, A2 7.56%,
6/30/33..............................    A+(c)              31          31,409


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 11/17/07......     Aaa           $3,000      $3,314,406

CS First Boston Mortgage Securities
Corp. 01-CK1, A2 6.25%, 10/18/09.....     Aaa              475         520,031

DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31..........     Aaa              400         440,404

First Plus Home Loan Trust 97-3, M2
7.52%, 11/10/23......................     A(c)             302         301,614

First Union Residential Securitization
Trust 98-A, SA4 7%, 4/25/25..........    AAA(c)            601         600,168

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 11/15/07......     Aaa            3,000       3,284,955

GMAC Mortgage Corp. Loan Trust
02-J6, A17 6.25%, 10/25/32...........     Aaa            3,000       3,098,534

GMAC Mortgage Corp. Loan Trust
03-HE2, A2 3.14%, 6/25/25............     Aaa            2,500       2,518,394

Home Equity Asset Trust 02-5N, A 8%,
6/27/33..............................    BBB(c)          1,598       1,565,758

J. E. Robert Co., Inc. 02-1A, I 5.34%,
12/10/06.............................    BBB-(c)           638         637,709

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3
6.26%, 3/15/33.......................    AAA(c)            500         549,145

Master Alternative Loan Trust 02-3, M2
5.727%, 12/25/32.....................      A             3,500       3,508,750

Master Resecuritization Trust 03-1 5%,
3/28/31..............................     Baa            2,687       2,653,725

Merrill Lynch Mortgage Investors, Inc.
95-C3, A3 7.117%, 12/26/25(d)........    AAA(c)            498         510,601

Merrill Lynch Mortgage Investors, Inc.
95-C3, B 7.177%, 12/26/25(d).........    AAA(c)          1,250       1,323,674

Merrill Lynch Mortgage Investors, Inc.
96-C1, C 7.42%, 4/25/28..............     AA(c)          2,000       2,178,709

Norwest Asset Securities Corp. 99-4,
A5 6.50%, 3/26/29....................    AAA(c)            386         385,245

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 9/12/10....................     Aaa           $  250     $   289,109

Residential Funding Mortgage Securities
I 93-S23, M3 6.50%, 6/25/08..........    AAA(c)            131         133,208

Residential Funding Mortgage Securities
I 93-S29, M3 7%, 8/25/08.............    AAA(c)             83          82,894

Residential Funding Mortgage Securities
I 96-S8, A4 6.75%, 3/25/11...........    AAA(c)             30          29,945

Sasco Net Interest Margin Trust
03-18XS, A 7.50%, 5/28/33............      A             3,134       3,122,116

Sasco Net Interest Margin Trust
03-25XS, A 7.25%, 6/25/33............      A             1,737       1,729,663

Sasco Net Interest Margin Trust
03-28XS 7.50%, 9/28/33...............      A             3,680       3,671,099

Sasco Net Interest Margin Trust
03-BC1, A 9%, 5/27/33................    BBB-(c)         1,845       1,843,663

Starwood Commercial Mortgage Trust
99-C1A, A1 6.60%, 2/3/14.............     Aaa            1,524       1,643,873

Summit Mortgage Trust 00-1, B3
6.079%, 12/28/12(d)(l)...............    A-(c)              83          82,877

Vanderbilt Mortgage Finance 02-C,
A4 6.57%, 8/7/24.....................     Aaa            1,360       1,380,922

Washington Mutual 00-1, M3 2.87%,
1/25/40(d)...........................     Baa            2,550       2,570,913
------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $58,463,541)                                       58,263,296
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--16.1%

AUSTRIA--1.0%
Republic of Austria Series EMTN
5.50%, 10/20/07......................     Aaa            3,500(g)    4,376,475

BRAZIL--1.6%
Federative Republic of Brazil 10%,
1/16/07..............................      B             1,350       1,462,725

Federative Republic of Brazil 11.50%,
3/12/08..............................      B               500         560,000

Federative Republic of Brazil 10%,
8/7/11...............................      B               500         512,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
Federative Republic of Brazil DCB-L
2.063%, 4/15/12(d)...................      B        $    2,000      $1,692,500

Federative Republic of Brazil PIK
Interest Capitalization 8%, 4/15/14..      B             3,079       2,883,239
                                                                    ----------
                                                                     7,110,964
                                                                    ----------

BULGARIA--0.6%
Republic of Bulgaria 144A 8.25%,
1/15/15(b)...........................      Ba            1,275       1,456,687

Republic of Bulgaria RegS 8.25%,
1/15/15..............................      Ba              225         257,063

Republic of Bulgaria Series IAB PDI
1.938%, 7/28/11(d)...................      Ba              950         928,031
                                                                    ----------
                                                                     2,641,781
                                                                    ----------

CANADA--0.7%
Province of Ontario 3.125%, 5/2/08...      Aa            1,000         987,606
Province of Ontario 5.50%, 10/1/08...      Aa            2,000       2,160,356
                                                                    ----------
                                                                     3,147,962
                                                                    ----------

CHILE--0.5%
Republic of Chile 5.625%, 7/23/07....     Baa            1,250       1,335,625
Republic of Chile 5.50%, 1/15/13.....     Baa            1,000       1,023,300
                                                                    ----------
                                                                     2,358,925
                                                                    ----------

COLOMBIA--1.1%
Republic of Colombia 11.375%, 1/31/08      Ba            2,150(g)    2,768,138
Republic of Colombia 8.625%, 4/1/08..     Baa            1,500       1,582,500
Republic of Colombia 10%, 1/23/12....      Ba              500         527,500
                                                                    ----------
                                                                     4,878,138
                                                                    ----------

COSTA RICA--0.2%
Republic of Costa Rica 144A 6.914%,
1/31/08(b)...........................      Ba            1,000       1,085,000

CROATIA--0.3%
Croatia 7%, 3/28/05..................     Baa            1,250(g)    1,526,497

HUNGARY--0.3%
Republic of Hungary 8.50%, 11/24/03..      A           300,000(i)    1,339,790

LITHUANIA--0.2%
Republic of Lithuania 4.50%, 3/5/13..     Baa              725(g)      827,666

MEXICO--1.4%
United Mexican States 4.625%, 10/8/08     Baa            4,500       4,511,250
United Mexican States 7.50%, 1/14/12.     Baa            1,750       1,955,625
                                                                    ----------
                                                                     6,466,875
                                                                    ----------

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
NEW ZEALAND--1.7%
Government of New Zealand Series 205
6.50%, 2/15/05.......................     Aaa           $7,000(h)  $ 4,350,848

Government of New Zealand Series 404
8%, 4/15/04..........................     Aaa            5,000(h)    3,109,869
                                                                   -----------
                                                                     7,460,717
                                                                   -----------

PANAMA--1.1%
Republic of Panama 8.25%, 4/22/08....      Ba            2,500       2,781,250

Republic of Panama PDI 1.938%,
7/17/16(d)...........................      Ba            2,291       2,004,503
                                                                   -----------
                                                                     4,785,753
                                                                   -----------

PERU--0.8%
Republic of Peru 9.125%, 1/15/08.....      Ba            3,000       3,535,500

PHILIPPINES--0.6%
Republic of the Philippines 8.875%,
4/15/08..............................      Ba              750         819,375

Republic of the Philippines 8.375%,
3/12/09..............................      Ba            1,650       1,724,250
                                                                   -----------
                                                                     2,543,625
                                                                   -----------

RUSSIA--1.7%
Ministry Finance of Russia Series V
3%, 5/14/08..........................      Ba            1,500       1,327,500

Ministry Finance of Russia Series VI
3%, 5/14/06..........................      Ba            4,500       4,331,250

Russian Federation RegS 10%, 6/26/07      Baa            1,750       2,065,000
                                                                   -----------
                                                                     7,723,750
                                                                   -----------

SOUTH AFRICA--0.4%
Republic of South Africa 5.25%,
5/16/13..............................     Baa              500(g)      554,747

Republic of South Africa Series R153
13%, 8/31/10.........................      A             7,500(e)    1,309,602
                                                                   -----------
                                                                     1,864,349
                                                                   -----------

TURKEY--0.9%
Republic of Turkey 10.50%, 1/13/08...      B             2,500       2,875,000
Republic of Turkey 11.75%, 6/15/10...      B             1,000       1,217,500
                                                                   -----------
                                                                     4,092,500
                                                                   -----------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
UKRAINE--0.5%
Government of Ukraine RegS 11%,
3/15/07..............................      B            $1,960      $2,170,722

VENEZUELA--0.5%
Republic of Venezuela 5.375%, 8/7/10      Caa            3,000       2,231,736
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $70,247,262)                                       72,168,725
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--7.7%

BERMUDA--0.5%
Oil Insurance Ltd. 144A 5.15%,
8/15/33(b)...........................      A             2,300       2,315,126

BRAZIL--0.9%
Petrobras International Finance Co.
9.125%, 7/2/13.......................      Ba            1,900       1,985,500

Vale Overseas Ltd. 8.625%, 3/8/07         Baa            1,000       1,087,500
Vale Overseas Ltd. 144A 9%, 8/15/13(b)     Ba            1,000       1,060,000
                                                                   -----------
                                                                     4,133,000
                                                                   -----------

CANADA--1.1%
Abitibi-Consolidated, Inc. 6.95%,
12/15/06.............................      Ba            1,300       1,341,296

Methanex Corp. 7.75%, 8/15/05........      Ba              500         528,750
Rogers Cantel, Inc. 8.30%, 10/1/07...      Ba            2,000       2,070,000
Thomson Corp. (The) 4.25%, 8/15/09...      A             1,000       1,001,775
                                                                   -----------
                                                                     4,941,821
                                                                   -----------

FRANCE--0.2%
Vivendi Universal SA 144A 6.25%,
7/15/08(b)...........................      B             1,000       1,050,000

GERMANY--0.9%
Deutsche Telekom International Finance
BV 8.25%, 6/15/05(d).................     Baa              500         546,285

Deutsche Telekom International Finance
BV 3.875%, 7/22/08...................     Baa            1,000         996,884

European Investment Bank Series MTN
6%, 7/15/05..........................     Aaa            3,500(f)    2,506,213
                                                                   -----------
                                                                     4,049,382
                                                                   -----------
INDONESIA--0.1%
MEI Euro Finance Ltd. 144A 8.75%,
5/22/10(b)...........................      B               500         507,500

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)         VALUE
                                       -----------    ---------    -----------
IRELAND--0.3%
Smurfit Capital Funding plc 6.75%,
11/20/05.............................      Ba           $1,500     $ 1,545,000

ITALY--0.5%
Telecom Italia Capital 144A 4%,
11/15/08(b)..........................     Baa            2,000       1,997,544

KAZAKHSTAN--1.1%
Kazkommerts International BV 144A
10.125%, 5/8/07(b)...................     Baa              750         828,750

Kazkommerts International BV 144A
8.50%, 4/16/13(b)....................     Baa            1,000         995,000

Kazkommerts International BV RegS
10.125%, 5/8/07......................     Baa            1,250       1,381,250

TuranAlem Finance BV 144A 7.875%,
6/2/10(b)............................     Baa            1,500       1,470,000
                                                                   -----------
                                                                     4,675,000
                                                                   -----------

MEXICO--0.1%
Grupo Televisa SA 8.625%, 8/8/05.....     Baa              500         552,500

PHILIPPINES--0.2%
Philippine Long Distance Telephone Co.
7.85%, 3/6/07........................      Ba            1,000       1,012,500

POLAND--0.1%
TPSA Finance BV 144A 7.125%,
12/10/03(b)..........................     Baa              500         501,250

SOUTH KOREA--0.6%
Korea Development Bank 4.25%,
11/13/07.............................      A             1,000       1,013,276

Korea Electric Power 144A 4.25%,
9/12/07(b)...........................      A             1,500       1,520,694
                                                                   -----------
                                                                     2,533,970
                                                                   -----------

UKRAINE--0.4%
Kyivstar GSM RegS 12.75%, 11/21/05...      B             1,440       1,600,200

UNITED KINGDOM--0.5%
British Sky Broadcasting Group plc
6.875%, 2/23/09......................      Ba            2,000       2,208,608

VENEZUELA--0.2%
Corp Andina de Fomento 5.20%,
5/21/13..............................      A             1,000         978,649
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $33,858,545)                                       34,602,050
------------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)        VALUE
                                       -----------    ---------   -----------
CONVERTIBLE BONDS--0.9%

HEALTH CARE FACILITIES--0.6%
Province Healthcare Cv. 4.50%,
11/20/05.............................     B-(c)         $1,000     $  995,000

Province Healthcare Cv. 4.25%,
10/10/08.............................      B             1,500      1,411,875
                                                                   ----------
                                                                    2,406,875
                                                                   ----------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Cv. 5.25%,
1/15/10..............................      B             1,500      1,447,500
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $3,752,830)                                        3,854,375
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.7%

Deutsche Bank AG London CLN
Federative Republic of Brazil 8.19%,
8/20/05(d) ..........................      NR            3,000      3,192,000
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $3,000,000)                                        3,192,000
-----------------------------------------------------------------------------

LOAN AGREEMENTS--0.5%

BROADCASTING & CABLE TV--0.3%
Charter Communications Operating LLC
Term B 3.92%, 3/18/08(d)(k)..........      B             1,496      1,455,057

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Finance Term B 4.563%,
6/30/08(d)(k)........................      Ba              495        497,475

                                         MOODY'S         PAR
                                         RATING         VALUE
                                       (Unaudited)      (000)        VALUE
                                       -----------    ---------   -----------
Nextel Finance Term C 4.813%,
12/31/08(d)(k).......................      Ba           $  495    $   497,475
                                                                  -----------
                                                                      994,950
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $2,354,294)                                        2,450,007
-----------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--0.3%

Lehman Brothers Targeted Return Index
Securities Trust Series 5-2002 144A
5.896%, 1/25/07(b)(d)................      Aa            1,374      1,474,288
-----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,374,614)                                        1,474,288
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $435,029,578)                                    442,324,613
-----------------------------------------------------------------------------

                                         STANDARD
                                         & POOR'S
                                          RATING
                                        (Unaudited)
                                        -----------

SHORT-TERM OBLIGATIONS--2.2%

COMMERCIAL PAPER--2.2%
Govco, Inc. 1.04%, 11/3/03...........     A-1+           3,710      3,709,786
Target Corp. 1.04%, 11/3/03..........     A-1            6,105      6,104,647

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $9,814,433)                                        9,814,433
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $444,844,011)                                    452,139,046(a)

Other assets and liabilities, net--(0.6)%                          (2,579,801)
                                                                 ------------
NET ASSETS--100.0%                                               $449,559,245
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,458,486 and gross depreciation of $2,450,179 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $445,130,739.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $45,168,280 or 10% of net assets.
(c)  As rated by Standard & Poors or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents South African Rand.
(f)  Par value represents Australian Dollar.
(g)  Par value represents Euro.
(h)  Par value represents New Zealand Dollar.
(i)  Par value represents Hungarian Forint.
(j)  All or a portion segregated as collateral for long settlements and swaps.
(k) Restricted security. For acquisition information see Notes to Financial Statements.
(l) Private Placement. For acquisition information see Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $444,844,011)                              $  452,139,046
Foreign currency at value
   (Identified cost $146)                                                 149
Cash                                                                  377,564
Receivables
   Interest and dividends                                           5,641,514
   Fund shares sold                                                 5,638,915
   Investment sold unsettled                                        5,326,250
Prepaid expenses                                                       16,136
                                                               --------------
     Total assets                                                 469,139,574
                                                               --------------
LIABILITIES
Payables
   Investment purchases payable                                    16,450,018
   Fund shares repurchased                                          1,866,476
   Income distribution payable                                        715,777
   Investment advisory fee                                            203,591
   Distribution and service fees                                      154,010
   Transfer agent fee                                                  50,866
   Financial agent fee                                                 25,125
   Net unrealized depreciation on swap agreements                      18,021
   Trustees' fee                                                        2,480
   Payable to adviser                                                     308
Accrued expenses                                                       93,657
                                                               --------------
     Total liabilities                                             19,580,329
                                                               --------------
NET ASSETS                                                     $  449,559,245
                                                               ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $  443,380,983
Undistributed net investment income                                   223,717
Accumulated net realized loss                                      (1,312,521)
Net unrealized appreciation                                         7,267,066
                                                               --------------
NET ASSETS                                                     $  449,559,245
                                                               ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $229,020,324)               47,926,821
Net asset value per share                                               $4.78
Offering price per share $4.78/(1-2.25%)                                $4.89

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $30,456,684)                 6,391,064
Net asset value per share and offering price per share                  $4.77

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $163,436,255)               33,971,589
Net asset value per share and offering price per share                  $4.81

CLASS T
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $26,645,982)                 5,553,023
Net asset value per share and offering price per share                  $4.80

                             STATEMENT OF OPERATIONS
                           YEAR ended OCTOBER 31, 2003

INVESTMENT INCOME
Interest                                                         $ 16,597,010
Foreign taxes withheld                                                (16,668)
                                                                 ------------
     Total investment income                                       16,580,342
                                                                 ------------
EXPENSES
Investment advisory fee                                             1,681,790
Service fees, Class A                                                 386,796
Distribution and service fees, Class B                                204,788
Distribution and service fees, Class C                                593,532
Distribution and service fees, Class T                                 50,499
Financial agent fee                                                   234,854
Transfer agent                                                        282,448
Custodian                                                              90,120
Registration                                                           89,297
Printing                                                               54,760
Professional                                                           41,669
Trustees                                                               32,885
Miscellaneous                                                          33,805
                                                                 ------------
     Total expenses                                                 3,777,243
     Custodian fees paid indirectly                                    (3,708)
                                                                 ------------
     Net expenses                                                   3,773,535
                                                                 ------------
NET INVESTMENT INCOME                                              12,806,807
                                                                 ------------

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
Net realized  gain on securities                                    7,226,417
Net realized gain on swap agreements                                  219,346
Net realized loss on  foreign  currency  transactions              (1,059,884)
Net  change  in  unrealized appreciation (depreciation)
   on investments                                                   4,273,911
Net change in unrealized appreciation (depreciation)
   on swap agreements                                                 (18,021)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                 (11,032)
                                                                 ------------
NET GAIN ON INVESTMENTS                                            10,630,737
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 23,437,544
                                                                 ============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended         Year Ended
                                                                                               10/31/03           10/31/02
                                                                                             ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $ 12,806,807       $  4,767,710
   Net realized gain (loss)                                                                     6,385,879         (1,560,136)
   Net change in unrealized appreciation (depreciation)                                         4,244,858          2,022,361
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 23,437,544          5,229,935
                                                                                             ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (7,121,918)        (2,865,135)
   Net investment income, Class B                                                              (1,106,728)          (706,992)
   Net investment income, Class C                                                              (4,852,172)        (1,215,791)
   Net investment income, Class T                                                                (180,577)                --
                                                                                             ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (13,261,395)        (4,787,918)
                                                                                             ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (50,235,582 and 14,131,486 shares, respectively)             238,509,149        64,113,574
   Net asset value of shares issued from reinvestment of distributions
     (1,043,304 and 425,767 shares, respectively)                                               4,946,379         1,932,446
   Cost of shares repurchased (21,687,580 and 3,671,236 shares, respectively)                (103,025,414)       (16,665,672)
                                                                                             ------------       ------------
Total                                                                                         140,430,114         49,380,348
                                                                                             ------------       ------------
CLASS B
   Proceeds from sales of shares (3,988,114 and 3,046,786 shares, respectively)                18,726,221         13,767,482
   Net asset value of shares issued from reinvestment of distributions
     (167,157 and 115,773 shares, respectively)                                                   787,001            523,793
   Cost of shares repurchased (2,481,269 and 1,069,994 shares, respectively)                  (11,661,642)        (4,842,874)
                                                                                             ------------       ------------
Total                                                                                           7,851,580          9,448,401
                                                                                             ------------       ------------
CLASS C
   Proceeds from sales of shares (35,022,991 and 11,504,096 shares, respectively)             166,411,522         52,309,259
   Net asset value of shares issued from reinvestment of distributions
     (661,799 and 173,963 shares, respectively)                                                 3,151,531            791,233
   Cost of shares repurchased (13,096,689 and 2,662,586 shares, respectively)                 (62,252,089)       (12,107,603)
                                                                                             ------------       ------------
Total                                                                                         107,310,964         40,992,889
                                                                                             --------------     ------------
Class T
   Proceeds from sales of shares (5,594,891 and 0 shares, respectively)                        26,774,259                 --
   Net asset value of shares issued from reinvestment of distributions
     (16,937 and 0 shares, respectively)                                                           80,900                 --
   Cost of shares repurchased (58,805 and 0 shares, respectively)                                (281,062)                --
                                                                                             ------------       ------------
Total                                                                                          26,574,097                 --
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  282,166,755         99,821,638
                                                                                             ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      292,342,904        100,263,655

NET ASSETS
   Beginning of period                                                                        157,216,341         56,952,686
                                                                                             ------------       ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS IN
     EXCESS OF NET INVESTMENT INCOME OF $223,717 AND ($122,925), RESPECTIVELY]               $449,559,245       $157,216,341
                                                                                             ============       ============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                      -----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31
                                                      -----------------------------------------------------------------------
                                                       2003            2002(5)         2001            2000             1999
Net asset value, beginning of period                  $ 4.56          $ 4.58          $ 4.49          $ 4.57           $ 4.66
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                         0.22            0.25            0.33            0.35             0.33
   Net realized and unrealized gain (loss)              0.21           (0.02)           0.11           (0.10)           (0.08)
                                                      ------           -----          ------          ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.43            0.23            0.44            0.25             0.25
                                                      ------        --------        --------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.21)          (0.25)          (0.35)          (0.33)           (0.34)
                                                      ------        --------        --------          ------           ------
     TOTAL DISTRIBUTIONS                               (0.21)          (0.25)          (0.35)          (0.33)           (0.34)
                                                      ------        --------        --------          ------           ------
Change in net asset value                               0.22           (0.02)           0.09           (0.08)           (0.09)
                                                      ------        --------        --------          ------           ------
NET ASSET VALUE, END OF PERIOD                        $ 4.78          $ 4.56          $ 4.58          $ 4.49           $ 4.57
                                                      ======          ======          ======
Total return(1)                                         9.68%           5.22%          10.20%           5.67%            5.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $229,020         $83,665         $34,109         $22,637          $26,071

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.08%(4)        1.23%(4)        1.22%(2)(4)     1.00%(2)         1.00%(2)(4)
   Net investment income                                4.34%           5.25%           7.24%           7.67%            7.21%
Portfolio turnover                                       135%            146%            125%            116%             122%

                                                                                     CLASS B
                                                      -----------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                      -----------------------------------------------------------------------
                                                       2003           2002(5)          2001            2000             1999
Net asset value, beginning of period                  $ 4.55          $ 4.56          $ 4.47          $ 4.56           $ 4.65
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                         0.20            0.23            0.31            0.32             0.31
   Net realized and unrealized gain (loss)              0.21           (0.01)           0.11           (0.10)           (0.08)
                                                      ------          ------          ------          ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.41            0.22            0.42            0.22             0.23
                                                      ------          ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.19)          (0.23)          (0.33)          (0.31)           (0.32)
                                                      ------          ------          ------          ------           ------
     TOTAL DISTRIBUTIONS                               (0.19)          (0.23)          (0.33)          (0.31)           (0.32)
                                                      ------          ------          ------          ------           ------
Change in net asset value                               0.22           (0.01)           0.09           (0.09)           (0.09)
                                                      ------          ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                        $ 4.77          $ 4.55          $ 4.56          $ 4.47           $ 4.56
                                                      ======          ======          ======          ======           ======
Total return(1)                                         9.17%           4.94%           9.69%           4.95%            5.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $30,457         $21,450         $11,978          $9,171          $10,957

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.58%(4)        1.73%(4)        1.71%(3)(4)     1.50%(3)         1.50%(3)(4)
   Net investment income                                3.94%           4.79%           6.75%           7.18%            6.70%
Portfolio turnover                                       135%            146%            125%            116%             122%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.50%, 1.50% and 1.48% for the years ended October 31, 2001, 2000 and 1999, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.00%, 2.00% and 1.98% for the years ended October 31, 2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24% to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS C
                                                     ---------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31
                                                     ---------------------------------------------------------------------
                                                      2003           2002(4)          2001            2000           1999
Net asset value, beginning of period                 $ 4.58          $ 4.59          $ 4.48         $ 4.56          $ 4.66
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.21            0.24            0.33           0.34            0.33
   Net realized and unrealized gain (loss)             0.22           (0.01)           0.12          (0.10)          (0.10)
                                                     ------          ------          ------         ------          ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.43            0.23            0.45           0.24            0.23
                                                     ------          ------          ------         ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.20)          (0.24)          (0.34)         (0.32)          (0.33)
                                                     ------          ------          ------         ------          ------
     TOTAL DISTRIBUTIONS                              (0.20)          (0.24)          (0.34)         (0.32)          (0.33)
                                                     ------          ------          ------         ------          ------
Change in net asset value                              0.23           (0.01)           0.11          (0.08)          (0.10)
                                                     ------          ------          ------         ------          ------
NET ASSET VALUE, END OF PERIOD                       $ 4.81          $ 4.58          $ 4.59         $ 4.48          $ 4.56
                                                     ======          ======          ======         ======          ======
Total return(1)                                        9.60%           5.17%          10.40%          5.41%           5.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $163,436         $52,101         $10,865         $7,275          $9,025

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.33%(3)        1.47%(3)        1.46%(2)(3)    1.25%(2)        1.25%(2)(3)
   Net investment income                               4.08%           4.95%           7.00%          7.41%           6.95%
Portfolio turnover                                      135%            146%            125%           116%            122%

                                                     CLASS T
                                                  ------------
                                                      FROM
                                                    INCEPTION
                                                    6/2/03 to
                                                    10/31/03
Net asset value, beginning of period                 $ 4.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.07
   Net realized and unrealized gain (loss)            (0.02)
                                                     ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.05
                                                     ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.07)
                                                     ------
     TOTAL DISTRIBUTIONS                              (0.07)
                                                     ------
Change in net asset value                             (0.02)
                                                     ------
NET ASSET VALUE, END OF PERIOD                       $ 4.80
                                                     ======
Total return(1)                                        1.10%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $26,646

Ratio to average net assets of:
   Operating expenses                                  1.90%(4)(6)
   Net investment income                               3.21%(6)
Portfolio turnover                                      135%(7)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.76%, 1.74% and 1.73% for the years ended October 31, 2001, 2000 and 1999, respectively.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.89%.
(5) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6)  Annualized.
(7)  Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

1.   ORGANIZATION
     Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
     Currently, two Funds are offered for sale (each a "Fund"). The Multi-Sector Fixed Income Fund is diversified and has a primary investment objective to maximize current income while preserving capital. The Multi-Sector Short Term Bond Fund is diversified and has a primary investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.
     Each Fund offers Class A, Class B and Class C shares. Multi-Sector Short Term Bond Fund also offers Class T shares. Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of up to 2.25%. Effective April 28, 2003, certain redemptions of Class A shares of the Multi-Sector Short Term Bond Fund may be subject to a 1% contingent deferred sales if made within one year of purchase. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. Class T shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A.   SECURITY VALUATION:
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At October 31, 2003, the total value of these securities represented approximately 9.5% and 6.9% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.   INCOME TAXES:
     Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D.   DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

E.   EXPENSES:
     Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

F.   FOREIGN CURRENCY TRANSLATION:
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G.   FORWARD CURRENCY CONTRACTS:
     The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At October 31, 2003, the Trust had no forward currency contracts outstanding.

H.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
     Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.   SWAP AGREEMENTS:
     The Trust may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into swaps, including interest rate and credit default swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At October 31, 2003, the Trust held the following swaps:

MULTI-SECTOR FIXED INCOME FUND
                                                                    Unrealized
                                                                   Appreciation
Notional Amount                                                   (Depreciation)
---------------                                                   --------------
Credit Default Swaps

$5,000,000     Agreement with J.P. Morgan Chase Bank dated
               August 26, 2003, terminating on June 20, 2008,
               to receive 7.50% per year times the notional
               amount. The Fund pays only upon a default event
               of J.P. Morgan TRAC-X NA High Yield Series 1-High
               Beta Debt Index, the notional amount times the
               difference between the par value and the market
               value of J.P. Morgan TRAC-X NA High Yield Series
               1-High Beta Debt Index 7.50% due June 20, 2008.       $137,284

$5,000,000     Agreement with J.P. Morgan Chase Bank dated
               October 1, 2003, terminating on June 20, 2008,
               to receive 7.50% per year times the notional
               amount. The Fund pays only upon a default event
               of J.P. Morgan TRAC-X NA High Yield Series 1-High
               Beta Debt Index, the notional amount times the
               difference between the par value and the market
               value of J.P. Morgan TRAC-X NA High Yield Series
               1-High Beta Debt Index 7.50% due June 20, 2008.       $181,034

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

                                                                   Unrealized
                                                                  Appreciation
Notional Amount                                                  (Depreciation)
---------------                                                  --------------
$5,000,000     Agreement with J.P. Morgan Chase Bank dated
               October 21, 2003, terminating on June 20, 2008,
               to receive 4.50% per year times the notional
               amount. The Fund pays only upon a default event
               of J.P. Morgan TRAC-X 100 High Yield Debt Index,
               the notional amount times the difference between
               the par value and the market value of J.P. Morgan
               TRAC-X 100 High Yield Debt Index 4.50% due
               June 20, 2008.                                        $ 20,976
                                                                     --------
                                                                     $339,294
                                                                     ========

MULTI-SECTOR SHORT TERM BOND FUND
                                                                   Unrealized
                                                                  Appreciation
Notional Amount                                                  (Depreciation)
---------------                                                  --------------
$(3,000,000)   Agreement with Deutsche Bank dated October
               29, 2003 terminating on August 20, 2005, to pay
               3.60% per year times the notional amount. The
               Fund receives only upon a default event of
               Federative Republic of Brazil the notional amount
               times the difference between the par value and the
               market value of Federative Republic of Brazil 8.19%
               bond due March 6, 2030.                               $(18,021)
                                                                     ========

J.   LOAN AGREEMENTS:
     The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

K.   DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES:
     The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.
     Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Trust receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Trust would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.
     Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index which is a component of the Lehman Brothers U.S. Aggregate Index.

L.   FOREIGN SECURITY COUNTRY DETERMINATION:
     A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     As compensation for its services to the Trust, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                             1st $1     $1-2      $2 +
                                             Billion   Billion   Billion
                                             -------   -------   -------
Multi-Sector Fixed Income Fund.............    0.55%     0.50%     0.45%
Multi-Sector Short Term Bond Fund..........    0.55%     0.50%     0.45%

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

     The Adviser has agreed to assume expenses of the Multi-Sector Short Term Bond Fund in excess of 1.30%, 1.80%, 1.55% and 2.05% of the average aggregate daily net asset value of Class A, Class B, Class C and Class T shares, respectively, through February 28, 2004.
     As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the period ended October 31, 2003, as follows:

                                        Class A       Class A        Class B
                                      Net Selling    Deferred       Deferred
                                      Commissions  Sales Charges  Sales Charges
                                      -----------  -------------  -------------
Multi-Sector Fixed Income Fund.....     $14,870      $     --        $33,559
Multi-Sector Short Term Bond Fund..      22,055        16,880         39,733

                                             Class C            Class T
                                            Deferred           Deferred
                                          Sales Charges      Sales Charges
                                          -------------      -------------
Multi-Sector Fixed Income Fund.....           $1,625             $   --
Multi-Sector Short Term Bond Fund..            9,616              1,802

     In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Multi-Sector Fixed Income Fund..................     $20,071
Multi-Sector Short Term Bond Fund...............      17,869

     In addition, the Trust pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                     Class A   Class B   Class C   Class T
                                     -------   -------   -------   -------
Multi-Sector Fixed Income Fund         0.25%    1.00%      1.00%       --
Multi-Sector Short Term Bond Fund      0.25%    0.75%      0.50%     1.00%

     The Distributor has advised the Trust that the total amount expensed for the period ended October 31, 2003, is as follows:

                                                 Distribution    Distribution
                                 Distribution   and/or service  and/or service
                                and/or service   fees paid to    fees paid to
                               fees Retained by  Unaffiliated    W.S. Griffith
                                 Distributor     Participants   Securities, Inc.
                                 -------------- --------------- ---------------
Multi-Sector Fixed Income Fund..... $291,183        $329,101        $24,856
Multi-Sector Short Term Bond Fund..  367,240         839,272         29,103

     As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the period ended October 31, 2003, the Trust paid PEPCO $369,814. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.
     PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended October 31, 2003, transfer agent fees were $554,780 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                     Transfer Agent
                                                      Fee Retained
                                                     --------------
Multi-Sector Fixed Income Fund....................      $112,430
Multi-Sector Short Term Bond Fund.................       105,935

     At October 31, 2003, PNX and affiliates held shares of the Trust as follows:
                                                                   Aggregate
                                                                   Net Asset
                                                      Shares         Value
                                                    ----------   -------------
Multi-Sector Fixed Income Fund, Class A.........         8,264     $   89,664
Multi-Sector Short Term Bond Fund, Class A......     1,213,644      5,801,218

4.   PURCHASES AND SALES OF SECURITIES
     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended October 31, 2003, aggregated the following:

                                                    Purchases        Sales
                                                  -------------   ------------
Multi-Sector Fixed Income Fund..................   $284,622,918   $287,796,552
Multi-Sector Short Term Bond Fund...............    600,676,090    312,846,782

     Purchases and sales of long-term U.S. Government and agency securities for the period ended October 31, 2003, aggregated the following:

                                                    Purchases        Sales
                                                  -------------   ------------
Multi-Sector Fixed Income Fund..................   $ 8,248,560     $ 8,271,357
Multi-Sector Short Term Bond Fund...............    98,576,658      90,489,870

5. CREDIT RISK AND ASSET CONCENTRATIONS
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
     High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (CONTINUED)

issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6.   OTHER
     At October 31, 2003, Multi-Sector Short Term Bond Fund had two omnibus shareholder accounts, comprised of several individual shareholders, which amounted to 22.8% of the total shares outstanding. The account is not affiliated with PNX.

7.   RESTRICTED SECURITIES
     At October 31, 2003, the Trust held the following restricted securities:

                                                    Acquisition    Acquisition
                                                        Date           Cost
                                                    -----------    -----------
Multi-Sector Fixed Income Fund
  Pennant CBO Ltd. 1A, D 13.43%, 3/14/11
    Par 2,000,000 ...............................     10/22/99      $1,943,540
    Par 134,300 .................................      9/15/03         134,300
  Middletown Trust Series C-BR 11.75%, 7/15/10
    Par 800,000 .................................      9/25/91       1,775,291
    Par 800,000 .................................     12/30/91       1,907,869
  United Pan-Europe Communications Tranch C2
    6.65%, 3/31/09 ..............................     10/11/01       1,462,500
  Northampton Pulp LLC ..........................     12/30/99         348,720

Multi-Sector Short Term Bond Fund
  Charter Communications Operating LLC Term B
    3.92%, 3/18/08 ..............................       8/8/03       1,415,625
  Nextel Finance Term B 4.688%, 6/30/08 .........      11/6/02         452,125
  Nextel Finance Term C 4.813%, 12/31/08 ........      11/6/02         452,125
  Summit Mortgage Trust 00-1,B3 6.079%,
    12/28/12 ....................................      1/21/00          78,859

     Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.   FEDERAL INCOME TAX INFORMATION
     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                             Expiration Year
                           -----------------------------------------------------
                               2007          2008          2009          2010
                           -----------   -----------   -----------   -----------
Multi-Sector Fixed
  Income Fund ...........  $40,599,186    $9,038,031    $7,667,262   $13,774,073
Multi-Sector Short Term
  Bond Fund .............           --            --            --     1,025,792

                              Total
                           -----------
Multi-Sector Fixed
  Income Fund ...........  $71,078,552
Multi-Sector Short Term
  Bond Fund .............    1,025,792

     The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
     The Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund utilized losses deferred in prior years against current year capital gains of $9,969,699 and $5,722,708, respectively.
     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $705,581 and $223,717, for Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively, and undistributed long-term capital gains of $0 per Fund.
     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9.   RECLASSIFICATION OF CAPITAL ACCOUNTS
     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset values of the Funds. As of October 31, 2003, the following Funds recorded reclassifications to increase (decrease) the accounts listed below:

                                   Capital paid in   Undistributed  Accumulated
                                     on shares of    net investment net realized
                                 beneficial interest  income (loss)  gain (loss)
                                 ------------------- -------------- ------------
Multi-Sector Fixed Income Fund....    $396,900          $198,779     $(595,679)
Multi-Sector Short Term Bond Fund.     (31,788)          801,230      (769,442)

                         REPORT OF INDEPENDENT AUDITORS


PRICEWATERHOUSECOOPERS [LOGO OMITTED]


To the Board of Trustees and Shareholders of Phoenix Multi-Series Trust


     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund (constituting Phoenix Multi-Series Trust, hereafter referred to as the "Trust") at October 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/S/PricewaterhouseCoopers LLP


Boston, Massachusetts
December 12, 2003

FUND MANAGEMENT



     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF
                                                        PORTFOLIOS IN
                                                         FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF             OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED              TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway               Served since                 35            Chairman, Rittenhouse Advisors, LLC (consulting firm)
  Rittenhouse Advisors, LLC      1993.                                      since 2001. Trustee/Director, Realty Foundation of
  101 Park Avenue                                                           New York (1972-present), Josiah Macy, Jr., Foundation
  New York, NY 10178                                                        (1975-present), Pace University (1978-present), New York
  DOB: 8/2/29                                                               Housing Partnership Development Corp. (Chairman)
                                                                            (1981-present), Greater New York Councils, Boy Scouts of
                                                                            America (1985-present), The Academy of Political Science
                                                                            (Vice Chairman) (1985-present), Urstadt Biddle Property
                                                                            Corp. (1989-present). Chairman, Metropolitan
                                                                            Transportation Authority (1992-2001). Director, Trism,
                                                                            Inc. (1994-2001), Consolidated Edison Company of New
                                                                            York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                                            Company (1974-2002), Centennial Insurance Company
                                                                            (1974-2002), Union Pacific Corp. (1978-2002), BlackRock
                                                                            Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                            (1990-2000), Accuhealth (1994-2002), The Harlem Youth
                                                                            Development Foundation (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne            Served since                 35            Currently retired.
  The Flat, Elmore Court         1993.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries            Served since                 28            Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902       1995.                                      (1984-present). Director (1989-1997), Chairman of the
  Naples, FL 34108                                                          Board (1993-1997), Phoenix Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.               Served since                 25            Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.      1993.                                      since 2001. Chairman (1995 to 2000) and Chief Executive
  736 Market Street, Ste. 1430                                              Officer (1995-1998), Carson Products Company
  Chattanooga, TN 37402                                                     (cosmetics). Director/Trustee, Evergreen Funds (six
  DOB: 2/14/39                                                              portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara          Served since                 35            Managing Director, U.S. Trust Company of New York
  U.S. Trust Company of          2001.                                      (private bank)
  New York                                                                  (1982-present).
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF
                                                        PORTFOLIOS IN
                                                         FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF             OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED              TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris              Served since                 35            Currently retired, Vice President, W.H. Reaves and
  164 Laird Road                 1995.                                      Company (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson            Served since                 25            Managing Director, Northway Management Company
  Northway Management Company    1993.                                      (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                          (1993-1998).
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.         Served since                 25            Director, UST, Inc. (1995-present), HPSC Inc.
  200 Duke Street                1995.                                      (1995-present), Compuware (1996-present) and WWF, Inc.
  Alexandria, VA 22314                                                      (2000-present). President, The Trust for America's
  DOB: 5/16/31                                                              Health (non-profit) (2001-present). Director, Duty Free
                                                                            International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF
      NAME, ADDRESS                                     PORTFOLIOS IN
      DATE OF BIRTH                                      FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
   AND POSITION(S) WITH            LENGTH OF             OVERSEEN BY                          DURING PAST 5 YEARS AND
          TRUST                   TIME SERVED              TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche            Served since                 28            Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC        2002.                                      (1983-present). Director, The Phoenix Companies, Inc.
  30 Rockefeller Plaza,                                                     (2001-present) and Phoenix Life Insurance Company
  59th Floor                                                                (1989-present).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin          Served since                 45            Consultant, Phoenix Investment Partners Ltd.
   DOB: 10/23/46                 1993.                                      (2002-present). Director, PXRE Corporation (Delaware)
                                                                            (1985-present), World Trust Fund (1991-present).
   Chairman                                                                 Chairman (1997-2002), Director (1995-2002), Vice
                                                                            Chairman (1995-1997) and Chief Executive Officer
                                                                            (1995-2002), Phoenix Investment Partners, Ltd.
                                                                            Director and Executive Vice President, The Phoenix
                                                                            Companies, Inc. (2000-2002). Director (1994-2002) and
                                                                            Executive Vice President, Investments (1987-2002),
                                                                            Phoenix Life Insurance Company. Director (1983-2002) and
                                                                            Chairman (1982-2002) and President (1990-2000), Phoenix
                                                                            Equity Planning Corporation. Chairman and President,
                                                                            Phoenix/Zweig Advisers LLC (2001-2002). Director
                                                                            (2001-2002) and President (April 2002-September 2002),
                                                                            Phoenix Investment Management Company. Director and'
                                                                            Executive Vice President, Phoenix Life and Annuity
                                                                            Company (1996-2002). Director (1995-2000) and Executive
                                                                            Vice President (1994-2002), PHL Variable Insurance
                                                                            Company. Director, Phoenix National Trust Holding
                                                                            Company (2001-2002). Director (1985-2002) and Vice
                                                                            President (1986-2002), PM Holdings, Inc. Director, W.S.
                                                                            Griffith Associates, Inc. (1995-2002). Director
                                                                            (1992-2002) and President (1993-1994), W.S. Griffith
                                                                            Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 ***James M. Oates               Served since                 30            Chairman, Hudson Castle Group, Inc. (formerly IBEX
    Hudson Castle Group, Inc.    1993.                                      Capital Markets, Inc.) (financial services)
    c/o Northeast Investment                                                (1997-present). Managing Director, Wydown Group
    Management, Inc.                                                        (consulting firm) (1994-present). Director, Investors
    50 Congress Street                                                      Financial Service Corporation (1995-present), Investors
    Suite 1000                                                              Bank & Trust Corporation (1995-present), Plymouth Rubber
    Boston, MA 02109                                                        Co. (1995-present), Stifel Financial (1996-present),
    DOB: 5/31/46                                                            Connecticut River Bank (1998-present), New Hampshire
                                                                            Charitable Foundation (2001-present), Trust Co. of New
                                                                            Hampshire (2002-present). Director and Treasurer,
                                                                            Endowment for Health, Inc. (2000-present). Chairman,
                                                                            Emerson Investment Management, Inc. (2000-present), Vice
                                                                            Chairman, Massachusetts Housing Partnership (1998-1999).
                                                                            Director, Blue Cross and Blue Shield of New Hampshire
                                                                            (1994-1999), AIB Govett Funds (1991-2000), Command
                                                                            Systems, Inc. (1998-2000), Phoenix Investment Partners,
                                                                            Ltd. (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com
                                                                            (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  *Ms. LaMarche is an "interested  person," as defined in the Investment Company
   Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 **Mr.  McLoughlin  is an  "interested  person,"  as defined  in the  Investment
   Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
***Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group, Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES



                                     POSITION(S) HELD WITH                         PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                   TRUST AND LENGTH OF                            DURING PAST 5 YEARS
    AND DATE OF BIRTH                     TIME SERVED                      AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer               Executive Vice President           Executive Vice President (1999-present) Senior Vice President
  DOB: 8/16/44                   since 2000.                        (1995-1999), Chief Financial Officer (1995-present), Phoenix
                                                                    Investment Partners, Ltd. Director (1998-present), Executive
                                                                    Vice President, Chief Financial Officer and Treasurer
                                                                    (2000-present), Senior Vice President and Chief Financial
                                                                    Officer (1996-2000), Phoenix Equity Planning Corporation.
                                                                    Director (1998-present), Senior Vice President, Chief
                                                                    Financial Officer and Treasurer (1996-present), Phoenix
                                                                    Investment Counsel, Inc. Director (2000-present), Executive
                                                                    Vice President (2000-present), Treasurer (1996-present),
                                                                    Senior Vice President (2000-2002), Duff & Phelps Investment
                                                                    Management Co. Executive Vice President, Phoenix Fund
                                                                    Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry                 Executive Vice President           Executive Vice President, Phoenix Investment Partners, Ltd.
  DOB: 3/28/52                   since 2002 .                       (1998-present), President, Phoenix Equity Planning
                                                                    Corporation (2000-present). Executive Vice President,
                                                                    Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen             Vice President since 1999.         Vice President and Compliance Officer, Phoenix Investment
  One American Row                                                  Partners, Ltd. (1999-present). Vice President and Compliance
  Hartford, CT 06102                                                Officer, Phoenix Investment Counsel, Inc. (1999-present).
  DOB: 10/12/47                                                     Vice President (1999-present). Anti-Money Laundering Officer and Assistant Secretary (2002-2003) Phoenix Fund Complex.
                                                                    Vice President, Chief Compliance Officer and Secretary
                                                                    (2000-present) and Designated Money Laundering Compliance
                                                                    Officer (2002-present). PXP Securities Corp. Vice President,
                                                                    Compliance and Assistant Secretary (2002-present), PXP
                                                                    Institutional Markets Group, Ltd. Vice President, Compliance
                                                                    (2000-present), Designated Money Laundering Compliance
                                                                    Officer (2002-present), Phoenix Equity Planning Corporation.
                                                                    Vice President, Risk Management Liaison, Bank of America
                                                                    (1996-1999).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss               Treasurer since 2000.              Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                                                     (1996-2000), Assistant Treasurer (2001-present), Phoenix
                                                                    Equity Planning Corporation. Treasurer, Phoenix Fund Complex
                                                                    (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth               Secretary since 2002.              Vice President and Insurance and Investment Products Counsel
  One American Row                                                  (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                                Company. Director (2003-present), President (2003-present),
  DOB: 11/14/58                                                     Assistant Secretary (2002-present), Phoenix Variable
                                                                    Advisors, Inc. Secretary (2002-present), Chief Legal Officer
                                                                    (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-SERIES TRUST

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

----------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission
has modified mailing regulations for
semiannual and annual shareholder fund
reports to allow mutual fund companies to
send a single copy of these reports to
shareholders who share the same mailing
address. If you would like additional copies,
please call Mutual Fund Services at
1-800-243-1574.
----------------------------------------------

                 (This page has been left blank intentionally.)

                                                             -----------------
                                                                 PRESORTED
                                                                 STANDARD
                                                               U.S. POSTAGE
                                                                   PAID
                                                              Louisville, KY
                                                              Permit No. 1051
                                                             -----------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED] PHOENIX
               INVESTMENT PARTNERS, LTD.
               A MEMBER OF THE PHOENIX COMPANIES, INC.





               For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.











PXP 1621 (12/03)


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          As of the end of the period covered by the report, the registrant's board of trustees has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix Multi-Series Trust
            ---------------------------------------------------------------

By (Signature and Title)*    /s/Philip R. McLoughlin
                         --------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date  January 5, 2004
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/Philip R. McLoughlin
                         --------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date  January 5, 2004
    -----------------------------------------------------------------------


By (Signature and Title)*    /s/Nancy G. Curtiss
                         --------------------------------------------------
                             Nancy G. Curtiss, Treasurer
                             (principal financial officer)

Date  January 5, 2004
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.